UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03459

Penn Series Funds, Inc.
(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA		19044
(Address of principal executive offices)		(Zip code)

Jill Bukata Penn Series Funds, Inc. 600 Dresher Road Horsham, PA 19044
(Name and address of agent for service)

Registrant's telephone number, including area code:		(215) 956-8256

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

MONEY MARKET FUND

	Par	Value
	(000)	(000)†
CERTIFICATE OF DEPOSITS — 8.3%
Banking — 8.3%
Barclays Bank PLC
5.540%, 11/29/07	$4,000	$4,000
Citibank N.A.
5.460%, 11/20/07	4,000	4,000

TOTAL CERTIFICATE OF DEPOSITS (Cost $8,000)		8,000

COMMERCIAL PAPER — 33.1%
Agricultural Products — 4.9%
Cargill Global Funding
5.620%, 10/12/07	1,000	998
5.400%, 11/13/07	1,000	994
5.500%, 11/13/07	1,000	993
5.400%, 11/15/07	1,000	993
5.000%, 11/21/07	750	745
		4,723
Automobiles & Related — 1.0%
American Honda Finance
5.500%, 10/10/07	200	200
5.290%, 11/27/07	800	793
		993
Banking — 9.4%
Bank of America Corp.
5.380%, 10/26/07	585	583
5.440%, 11/20/07	600	595
5.450%, 11/20/07	700	695
5.220%, 11/26/07	225	223
5.400%, 11/26/07	150	149
5.350%, 12/03/07	400	396
BNP Paribas
5.320%, 11/15/07	1,400	1,391
HBOS Treasury Services
5.500%, 10/11/07	148	148
5.350%, 10/26/07	200	199
HSBC USA, Inc.
5.270%, 01/10/08	413	407
JPMorgan Chase & Co.
5.220%, 11/29/07	397	394
5.070%, 01/03/08	1,000	987
Royal Bank of Scotland
5.400%, 10/04/07	2,000	1,999
5.550%, 10/24/07	300	299
5.000%, 11/16/07	555	551
		9,016
Consumer Products — 2.1%
Nestle Financial
4.840%, 01/14/08	2,000	1,972

Finance — 7.9%
Alliance Bankshares Corp.
5.120%, 10/01/07	4,000	4,000
Nationwide Building Society
5.255%, 10/09/07	655	654
Santander Central
5.110%, 01/04/08	3,000	2,960
		7,614
Food & Beverages — 1.1%
PepsiAmerica
5.200%, 10/18/07	1,107	1,104

	Par	Value
	(000)	(000)†
Healthcare — 2.1%
UnitedHealth Group, Inc.
5.200%, 12/03/07	$1,000	$991
5.200%, 12/10/07	1,000	990
		1,981
Insurance — 3.6%
Aegon Funding Corp.
5.650%, 10/25/07	450	448
Genworth Financial, Inc.
5.480%, 10/12/07	2,000	1,997
Hartford Financial Services Group, Inc.
5.420%, 10/12/07	500	499
5.500%, 10/12/07	500	499
		3,443
Oil & Gas — 1.0%
ConocoPhillips
5.600%, 10/18/07	1,000	997

TOTAL COMMERCIAL PAPER (Cost $31,843)		31,843

CORPORATE BONDS — 46.7%
Aerospace & Defense — 0.0%
Boeing Capital Corp.
6.350%, 11/15/07	25	25

Automobiles & Related — 0.5%
American Honda Finance 144A @
5.470%, 10/22/07	500	500

Banking — 9.8%
BankBoston N.A.
6.500%, 12/19/07	50	50
Bank of America Corp.
6.625%, 10/15/07	1,020	1,020
3.875%, 01/15/08	238	237
6.375%, 02/15/08	300	301
Bank One Corp.
3.700%, 01/15/08	1,000	995
Bank One Texas
6.250%, 02/15/08	1,000	1,002
Chase Manhattan Corp.
6.375%, 02/15/08	785	788
Citigroup, Inc.
3.500%, 02/01/08	489	486
HBOS Treasury Services 144A @
3.500%, 11/30/07	1,700	1,694
3.800%, 01/30/08	104	103
National Australia Bank
6.600%, 12/10/07	375	376
PNC Funding Corp.
4.200%, 03/10/08	340	338
SunTrust Banks, Inc.
5.440%, 10/15/07	100	100
US Bank N.A.
5.390%, 10/01/07	525	525
6.500%, 02/01/08	130	131
Wells Fargo & Co.
3.750%, 10/15/07	100	100
6.250%, 12/15/07	125	125

	Par	Value
	(000)	(000)†
Banking — (continued)
World Savings Bank
4.125%, 03/10/08	$1,000	$994
		9,365
Brokerage — 3.2%
Donaldson Lufkin
6.900%, 10/01/07	422	422
Goldman Sachs Group, Inc.
5.485%, 10/05/07	950	950
4.125%, 01/15/08	600	598
Lehman Brothers Holdings, Inc.
4.000%, 01/22/08	640	637
6.625%, 02/15/08	275	276
Merrill Lynch & Co., Inc.
4.000%, 11/15/07	23	23
Morgan Stanley
3.625%, 04/01/08	200	198
		3,104
Chemicals — 2.4%
E.I du Pont de Nemours & Co.
3.375%, 11/15/07	655	653
Praxair, Inc.
6.625%, 10/15/07	1,650	1,651
		2,304
Consumer Products — 0.3%
The Gillette Co.
3.500%, 10/15/07	100	100
2.875%, 03/15/08	200	198
		298
Diversified Operations — 2.2%
General Electric Capital Corp.
4.250%, 01/15/08	2,000	1,993
Honeywell International, Inc.
6.200%, 02/01/08	100	100
		2,093
Finance — 10.8%
American Express Co.
3.750%, 11/20/07	2,103	2,098
American General Finance Co.
4.500%, 11/15/07	115	115
2.600%, 12/15/07	10	10
ASIF Global Financing 144A @
3.850%, 11/26/07	3,011	3,004
CIT Group, Inc.
5.734%, 11/23/07	90	90
CITI Financial Corp.
6.250%, 01/01/08	50	50
Credit Suisse First Bank USA, Inc.
5.973%, 10/29/07	2,010	2,010
4.625%, 01/15/08	1,000	998
IBM Canada Credit Corp. 144A @
3.750%, 11/30/07	1,000	997
International Lease Finance Corp.
3.150%, 01/15/08	25	25
3.300%, 01/23/08	250	248
4.750%, 02/15/08	25	25
National City Bank
3.375%, 10/15/07	750	749
		10,419

	Par	Value
	(000)	(000)†
Healthcare — 1.1%
UnitedHealth Group, Inc.
3.300%, 01/30/08	1,000	992

Insurance — 7.4%
Allstate Life Global Funding Trust
3.850%, 01/25/08	600	597
Chubb Corp.
4.934%, 11/16/07	2,400	2,398
ING Security Life Institutional Funding 144A @
5.440%, 01/14/08	1,000	1,000
Met Life Global Funding 144A @
5.430%, 10/05/07	3,000	3,000
Prudential Financial, Inc.
4.000%, 12/15/07	130	130
		7,125
Oil & Gas — 0.5%
BP Canada Finance
3.375%, 10/31/07	500	499

Pharmaceuticals — 0.1%
Abbott Laboratories
6.000%, 03/15/08	100	100

Telecommunications — 1.9%
Southwestern Bell Telephone Co.
6.375%, 11/15/07	800	801
Verizon Communications, Inc.
4.000%, 01/15/08	1,000	995
		1,796
Utilities — 6.5%
Alabama Power Co.
7.125%, 10/01/07	300	300
3.500%, 11/15/07	2,000	1,995
Consolidated Edison Utilities
6.450%, 12/01/07	1,050	1,052
6.250%, 02/01/08	175	175
National Rural Utilities
3.250%, 10/01/07	2,173	2,173
3.875%, 02/15/08	550	547
Wisconsin Electric Power Co.
3.500%, 12/01/07	15	15
		6,257
TOTAL CORPORATE BONDS (Cost $44,877)		44,877

U.S. AGENCY OBLIGATIONS — 0.3%
Federal Home Loan Bank — 0.1%
4.500%, 10/12/07	50	50
4.000%, 12/14/07	20	20
		70
Federal National Mortgage Association — 0.2%
3.650%, 11/30/07	200	199

TOTAL U.S. AGENCY OBLIGATIONS (Cost $269)		269

	Par	Value
	(000)	(000)†
VARIABLE RATE DEMAND NOTES — 8.9%
Healthcare — 0.3%
Fairview Hospital & Healthcare Services
5.100%, 11/01/15	$300	$300

Municipal Bonds — 6.6%
Berks County, PA, Industrial Development Authority
5.300%, 06/01/15	450	450
Columbia County, GA Development Authority
5.300%, 03/01/10	600	600
Harris County, TX, Sports Authority Special Revenue
5.160%, 11/15/30	2,100	2,100
Illinois Development Finance Authority
5.150%, 11/01/14	600	600
New York, NY - Subseries-A-9
5.130%, 11/01/23	2,000	2,000
Philadelphia Authority-For Industrial Development-Marketplace
5.130%, 07/01/10	570	570
		6,320
Parking Facilities — 2.0%
Liliha Parking LP
5.800%, 08/01/24	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES (Cost $8,580)		8,580

	Number of
	Shares
SHORT-TERM INVESTMENTS — 2.7%
BlackRock Provident Institutional Funds -TempFund	2,589,032	2,589
Evergreen Prime Cash Management Money Market Fund	33,118	33

TOTAL SHORT-TERM INVESTMENTS (Cost $2,622)		2,622

TOTAL INVESTMENTS — 100.0% (Cost $96,191)		$96,191

† See Security Valuation Note.

PLC - Public Limited Company

@

Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

Maturity		Market	% of
Schedule		Value (000)	Portfolio	(Cumulative)
1 - 7	days	$26,581	27.6%	27.6%
8 - 14	days	5,045	5.2%	32.8%
15 - 30	days	7,851	8.2%	41.0%
31 - 60	days	23,824	24.8%	65.8%
61 - 90	days	11,438	11.9%	77.7%
91 - 120	days	14,697	15.3%	93.0%
121 - 150	days	4,926	5.1%	98.1%
over 150	days	1,829	1.9%	100.0%
		$96,191	100.0%

Average Weighted Maturity – 48 days

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

LIMITED MATURITY BOND FUND

	Par	Value
	(000)	(000)†
U.S. TREASURY OBLIGATIONS — 32.6%
U.S. Treasury Notes
4.125%, 08/15/08	$2,400	$2,400
4.750%, 02/28/09	3,000	3,032
4.500%, 03/31/09#	4,500	4,535
4.625%, 11/15/09#	5,000	5,065
4.750%, 02/15/10#	5,000	5,085
4.875%, 05/31/11	1,000	1,026
5.125%, 06/30/11	750	776

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,655)		21,919

AGENCY OBLIGATIONS — 8.0%
Federal National Mortgage Association
4.384%, 12/01/33à	1,771	1,762
3.500%, 04/01/34à	988	971
5.979%, 07/01/36à	1,179	1,192
6.099%, 09/01/36à	1,443	1,467

TOTAL AGENCY OBLIGATIONS (Cost $5,418)		5,392

ASSET BACKED SECURITIES — 2.7%
Equity One ABS, Inc.
4.145%, 04/25/34à	24	23

FMAC Loan Receivables Trust 144A @
6.850%, 09/15/19	278	273

Green Tree Financial Corp.
7.650%, 04/15/19	313	326
7.250%, 09/15/26	230	237
6.500%, 02/01/31	925	926
		1,489
Popular ABS Mortgage Pass-Through Trust
4.628%, 09/25/34à	50	49

TOTAL ASSSET BACKED SECURITIES (Cost $1,797)		1,834

COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1%
Asset Securitization Corp.
7.400%, 10/13/26	108	111

Banc of America Commercial Mortgage, Inc.
5.023%, 11/10/42à	2,660	2,651

Bear Stearns Commercial Mortgage Securities, Inc.
6.080%, 02/15/35	447	452
5.576%, 03/11/39à	1,030	1,040
5.395%, 12/11/40	1,500	1,505
4.521%, 11/11/41	1,000	975
		3,972
Countrywide Home Loans
6.000%, 09/25/37	1,100	1,086

Enterprise Mortgage Acceptance Corp. 144A @
6.630%, 01/15/25	1,344	1,338
6.223%, 01/15/27à	1,294	983
		2,321

	Par	Value
	(000)	(000)†
First Horizon Mortgage Pass-Through Trust
6.000%, 08/25/37	$1,424	$1,415

JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	586	589
4.545%, 01/15/42	1,500	1,466
		2,055
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	1,626	1,620

NationsLink Funding Corp.
7.229%, 06/20/31à	37	37

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	280	282

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,511)		15,550

CORPORATE BONDS — 2.7%
Electric - Integrated — 1.3%
Commonwealth Edison Co.
3.700%, 02/01/08	400	397
Southern California Edison Co.
5.778%, 12/31/07à	500	500
		897
Food & Beverages — 0.8%
General Mills, Inc.
5.650%, 09/10/12	500	505

Pharmaceuticals — 0.6%
Wyeth
4.375%, 03/01/08	422	420

TOTAL CORPORATE BONDS (Cost $1,820)		1,822

COMMERCIAL PAPER — 5.9%
Banking — 0.5%
Bank of America Corp.
5.450%, 11/20/07	300	298

Energy Resources & Services — 1.3%
South Carolina Electric & Gas
5.400%, 11/02/07	900	895

Finance — 0.5%
Textron Financial Corp.
5.450%, 10/01/07	300	300

Food & Beverages — 0.7%
General Mills, Inc.
5.750%, 10/10/07	500	499

Oil & Gas — 0.7%
Devon Energy Corp.
5.750%, 11/26/07	500	496

Pharmaceuticals — 0.7%
Schering-Plough Corp.
5.350%, 12/13/07	500	494

	Par	Value
	(000)	(000)†
Retail — 1.5%
CVS Caremark Corp.
5.450%, 10/01/07	$1,000	$1,000

TOTAL COMMERCIAL PAPER (Cost $3,982)		3,982

	Number of
	Shares
SHORT-TERM INVESTMENTS — 6.4%
BlackRock Provident Institutional Funds - TempFund	2,148,540	2,148
Evergreen Prime Cash Management Money Market Fund	2,178,965	2,179

TOTAL SHORT-TERM INVESTMENTS (Cost $4,327)		4,327

	Par
	(000)
SECURITIES LENDING COLLATERAL— 18.6%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$434	434
Barclays Time Deposit
5.170%, 10/01/07	434	434
Dexia Time Deposit
5.250%, 10/01/07	434	434
Fed Funds
4.540%, 10/01/07	951	951
Institutional Money Market Trust
5.398%, 10/01/07	9,435	9,435
IXIS Time Deposit
5.220%, 10/01/07	434	434
National Bank of Canada Time Deposit
5.220%, 10/01/07	434	434

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,556)		12,556

TOTAL INVESTMENTS — 100.0% (Cost $67,066) (a)		$67,382

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

à Variable rate security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2007, the cost for Federal income tax purposes was $67,096,006. Net unrealized appreciation was $285,825. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $436,107 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $150,282.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

QUALITY BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 9.4%
Aerospace & Defense — 0.4%
United Technologies Corp.
5.400%, 05/01/35	$1,000	$937

Agricultural Products — 0.4%
Cargill, Inc. 144A @
6.125%, 09/15/36	1,000	940

Cable Operators — 0.6%
Tele-Communications, Inc.
9.875%, 06/15/22	1,000	1,311

Computers & Office Equipment — 0.5%
IBM Corp.
6.500%, 01/15/28	1,000	1,050

Cosmetics & Toiletries — 0.5%
Kimberly-Clark Corp.
6.625%, 08/01/37	1,000	1,066

Diversified Operations — 1.4%
General Electric Capital Corp.
6.150%, 08/07/37	1,000	1,026
Siemens Financieringsmaatschappij NV 144A @
6.125%, 08/17/26	2,000	2,008
		3,034
Electric - Integrated — 1.5%
Commonweatlh Edison Co.
6.150%, 09/15/17	500	503
ENEL Finance International S.A. 144A @
6.250%, 09/15/17	1,000	1,004
PacifiCorp.
5.750%, 04/01/37	1,000	937
6.250%, 10/15/37	1,000	999
		3,443
Food & Beverages — 0.4%
Unilever Capital Corp.
5.900%, 11/15/32	1,000	977

Insurance — 0.8%
AXA SA 144A @
6.379%, 12/14/49à	2,000	1,803

Machinery & Heavy Equipment — 0.4%
Atlas Copco AB 144A @
5.600%, 05/22/17	1,000	987

Oil & Gas — 0.4%
Nakilat, Inc. 144A @
6.067%, 12/31/33	1,000	965

Pharmaceuticals — 1.7%
Genentech, Inc.
5.250%, 07/15/35	1,000	883
GlaxoSmithKline Capital, Inc.
5.375%, 04/15/34	1,000	906
Merck & Co., Inc.
6.400%, 03/01/28	2,000	2,050
		3,839
Retail — 0.4%
Wal-Mart Stores, Inc.
5.250%, 09/01/35	1,000	877

	Par	Value
	(000)	(000)†
TOTAL CORPORATE BONDS (Cost $21,351)		$21,229

U.S. TREASURY OBLIGATIONS — 29.8%
U.S. Treasury Notes
4.375%, 12/15/10	$2,500	2,525
4.875%, 04/30/11	3,000	3,077
4.875%, 05/31/11	4,000	4,105
4.750%, 01/31/12#	16,500	16,878
4.625%, 02/29/12#	16,500	16,793
4.500%, 03/31/12#	5,000	5,060
3.875%, 02/15/13#	2,500	2,458
4.250%, 11/15/13	2,500	2,493
4.875%, 08/15/16#	2,500	2,559
4.625%, 02/15/17#	8,000	8,037
4.500%, 05/15/17#	3,080	3,063

TOTAL U.S. TREASURY OBLIGATIONS (Cost $65,763)		67,048

AGENCY OBLIGATIONS — 7.1%
Federal National Mortgage Association — 7.1%
3.500%, 04/01/34à	2,935	2,885
5.971%, 07/01/36à	3,846	3,887
5.953%, 08/01/36à	4,269	4,330
6.099%, 09/01/36à	4,742	4,818
		15,920
Government National Mortgage Association — 0.0%
9.000%, 10/15/30	9	10
9.000%, 11/15/30	42	46
9.000%, 11/15/30	16	17
		73
TOTAL AGENCY OBLIGATIONS (Cost $16,007)		15,993

COLLATERALIZED MORTGAGE OBLIGATIONS — 28.4%
Atherton Franchisee Loan Funding 144A @
7.230%, 04/15/12	1,225	1,255

Banc of America Commercial Mortgage, Inc.
5.023%, 11/10/42à	10,000	9,967

Bear Stearns Commercial Mortgage Securities, Inc.
4.830%, 08/15/38	4,000	3,932
5.395%, 12/11/40	5,000	5,018
4.674%, 06/11/41	5,710	5,429
4.521%, 11/11/41	5,000	4,875
		19,254
Citigroup Commercial Mortgage Trust
5.889%, 12/10/49à	5,000	5,055

Countrywide Home Loans
6.000%, 09/25/37	3,600	3,555

Enterprise Mortgage Acceptance Corp. 144A @
6.630%, 01/15/25	4,263	4,245
6.218%, 01/15/27à	2,588	1,967
		6,212
First Horizon Mortgage Pass-Through Trust
6.000%, 08/25/37	3,000	2,980

	Par	Value
	(000)	(000)†
JPMorgan Chase Commercial Mortgage Securities Corp.
5.464%, 10/12/35	$2,345	$2,356
4.545%, 01/15/42	5,000	4,885
		7,241
LB-UBS Commercial Mortgage Trust
4.821%, 04/15/30	2,439	2,429

Morgan Stanley Capital
4.590%, 04/14/40	5,000	4,896

PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	1,120	1,128

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $63,466)		63,972

ASSET BACKED SECURITIES — 1.9%
FMAC Loan Receivables Trust 144A @
6.850%, 09/15/19	2,038	2,003

Green Tree Financial Corp.
7.240%, 11/15/28à	785	325

Railcar Leasing L.L.C. 144A @
7.125%, 01/15/13	1,714	1,809

TOTAL ASSET BACKED SECURITIES (Cost $3,987)		4,137

	Number of
	Shares
SHORT-TERM INVESTMENTS — 2.3%
BlackRock Provident Institutional Funds - TempFund	4,867,113	4,867
Evergreen Prime Cash Management Money Market Fund	237,362	237

TOTAL SHORT-TERM INVESTMENTS (Cost $5,104)		5,104

	Par
	(000)
SECURITIES LENDING COLLATERAL— 21.1%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$1,641	1,641
Barclays Time Deposit
5.170%, 10/01/07	1,641	1,641
Dexia Time Deposit
5.250%, 10/01/07	1,641	1,641
Fed Funds
4.540%, 10/01/07	3,598	3,598
Institutional Money Market Trust
5.398%, 10/01/07	35,686	35,686
IXIS Time Deposit
5.220%, 10/01/07	1,641	1,641
National Bank of Canada Time Deposit
5.220%, 10/01/07	1,640	1,640

TOTAL SECURITIES LENDING COLLATERAL (Cost $47,488)		47,488

TOTAL INVESTMENTS — 100.0% (Cost $223,166) (a)		$224,971

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

à Variable rate security.

@  Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a)  At September 30, 2007, the cost for Federal income tax purposes was $223,195,012. Net unrealized appreciation was $1,775,820. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $2,487,872 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $712,052.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2007 (Unauditied)

HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 91.6%
Advertising — 1.5%
Affinity Group, Inc. PIK^
10.875%, 02/15/12	$92	$94
Lamar Advertising Co. CONV
2.875%, 12/31/10	175	201
Lamar Media Corp.
6.625%, 08/15/15	175	169
R.H. Donnelley Corp.
10.875%, 12/15/12	175	186
8.875%, 01/15/16	375	382
8.875%, 10/15/17 144A @	350	355
		1,387
Aerospace & Defense — 1.6%
GenCorp, Inc.^
9.500%, 08/15/13	600	626
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 144A @
8.500%, 04/01/15	400	409
9.750%, 04/01/17	125	128
Sequa Corp.
9.000%, 08/01/09	50	52
TransDigm, Inc.
7.750%, 07/15/14	200	202
		1,417
Automobiles & Related — 3.6%
Commercial Vehicle Group, Inc.
8.000%, 07/01/13	50	47
Cooper-Standard Automotive, Inc.
8.375%, 12/15/14	175	152
Ford Motor Co.
7.450%, 07/16/31	325	255
General Motors Corp.
7.200%, 01/15/11	325	310
7.700%, 04/15/16	250	224
Hertz Corp.
8.875%, 01/01/14	225	232
10.500%, 01/01/16	275	297
RSC Equipment Rental, Inc.
9.500%, 12/01/14	225	215
Sunstate Equipment Co. LLC 144A @
10.500%, 04/01/13	225	217
Tenneco, Inc.
8.625%, 11/15/14	300	302
The Goodyear Tire & Rubber Co. 144A @
9.135%, 12/01/09à	325	327
8.625%, 12/01/11	260	272
TRW Automotive, Inc. 144A @
7.250%, 03/15/17	125	122
UCI Holdco, Inc. 144A @ PIK
12.360%, 12/15/13à	191	182
United Components, Inc.
9.375%, 06/15/13	100	101
		3,255
Broadcast/Media — 4.4%
Barrington Broadcasting Group LLC
10.500%, 08/15/14	125	129
Bonten Media Acquisition Co. 144A @ PIK^
9.000%, 06/01/15	100	89
Clear Channel Communications, Inc.
6.250%, 03/15/11	725	665
Echostar DBS Corp.
7.000%, 10/01/13	25	26
6.625%, 10/01/14	475	477

	Par	Value
	(000)	(000)†
Broadcast/Media — (continued)
Haights Cross Operating Co.^
11.750%, 08/15/11	$200	$208
ION Media Networks, Inc.
11.000%, 07/31/13	1	1
Lighthouse International Co. SA 144A @
8.000%, 04/30/14	275	406
LIN Television Corp. CONV
2.500%, 05/15/33	38	37
Local TV Finance LLC 144A @ PIK
9.250%, 06/15/15	125	118
Medianews Group, Inc.
6.875%, 10/01/13	125	95
6.375%, 04/01/14	100	74
Nexstar Finance, Inc.
7.000%, 01/15/14	150	144
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. STEP
10.239%, 04/01/13+	300	295
Shaw Communications, Inc.
8.250%, 04/11/10	75	78
Sinclair Television Group, Inc.
8.000%, 03/15/12	311	318
Videotron Ltee
6.875%, 01/15/14	250	246
6.375%, 12/15/15	50	47
XM Satellite Radio, Inc.
9.750%, 05/01/14	475	476
		3,929
Building & Building Supplies — 1.0%
Associated Materials, Inc. STEP
12.523%, 03/01/14+	125	79
Dycom Industries, Inc.
8.125%, 10/15/15	175	178
Esco Corp. 144A @
8.625%, 12/15/13	325	320
9.230%, 12/15/13à	100	97
Gibraltar Industries, Inc.
8.000%, 12/01/15	250	235
		909
Building Products & Supplies — 0.5%
Builders FirstSource, Inc.
9.808%, 02/15/12à	175	168
Texas Industries, Inc.
7.250%, 07/15/13	275	274
		442
Cable Operators — 1.6%
Cablevision Systems Corp.
9.820%, 04/01/09à	225	232
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/01/15	225	228
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 09/15/10	450	460
CSC Holdings, Inc.
7.250%, 07/15/08	100	100
Kabel Deutschland GmbH
10.625%, 07/01/14	200	214
Mediacom Broadband LLC
8.500%, 10/15/15	175	175
		1,409

	Par	Value
	(000)	(000)†
Chemicals — 1.3%
Hercules, Inc.
6.750%, 10/15/29	$150	$149
Huntsman International LLC
7.875%, 11/15/14	225	240
Ineos Group Holdings PLC 144A @
8.500%, 02/15/16	300	287
Koppers, Inc.
9.875%, 10/15/13	100	106
Lyondell Chemical Co.
8.250%, 09/15/16	225	254
Terra Capital, Inc.
7.000%, 02/01/17	175	171
		1,207
Computer - Internet Services & Software — 0.1%
SS&C Technologies, Inc.
11.750%, 12/01/13	75	79

Computer Services & Software — 0.9%
Serena Software, Inc.
10.375%, 03/15/16	75	77
Sungard Data Systems, Inc.
9.125%, 08/15/13	425	442
Unisys Corp.
7.875%, 04/01/08	150	150
6.875%, 03/15/10	100	97
8.000%, 10/15/12	75	71
		837
Computers & Office Equipment — 0.1%
Xerox Corp.
6.400%, 03/15/16	101	102

Consumer Products — 2.4%
ACCO Brands Corp.
7.625%, 08/15/15	175	167
American Greetings Corp.
7.375%, 06/01/16	50	48
FTD, Inc.
7.750%, 02/15/14	294	279
Leslie’s Poolmart
7.750%, 02/01/13	275	261
Sealy Mattress Co.
8.250%, 06/15/14	200	202
Simmons Co.
7.875%, 01/15/14	150	144
12.037%, 12/15/14 STEP+	50	40
Visant Corp.
7.625%, 10/01/12	175	178
Visant Holding Corp. STEP
9.854%, 12/01/13+	550	512
Yankee Acquisition Corp.
8.500%, 02/15/15	250	242
9.750%, 02/15/17	50	47
		2,120
Containers — 3.2%
AEP Industries, Inc.
7.875%, 03/15/13	225	218
Ball Corp.
6.875%, 12/15/12	75	76
Berry Plastics Holding Corp.
9.569%, 09/15/14à	75	76
8.875%, 09/15/14	375	383
10.250%, 03/01/16	125	122

	Par	Value
	(000)	(000)†
Containers — (continued)
BWAY Corp.
10.000%, 10/15/10	$250	$255
Clondalkin Acquisition BV 144A @
7.360%, 12/15/13à	150	144
Graham Packaging Co., Inc.
8.500%, 10/15/12	100	99
Graphic Packaging International Corp.
8.500%, 08/15/11	75	76
9.500%, 08/15/13	125	128
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/09	100	102
8.750%, 11/15/12	250	262
8.250%, 05/15/13	100	104
6.750%, 12/01/14	300	296
Owens-Illinois, Inc.
7.350%, 05/15/08	75	75
Plastipak Holdings, Inc. 144A @
8.500%, 12/15/15	150	155
Smurfit-Stone Container Enterprises, Inc.
8.375%, 07/01/12	100	100
8.000%, 03/15/17	225	221
		2,892
Cosmetics & Toiletries — 0.0%
Chattem, Inc.
7.000%, 03/01/14	25	25

Diversified Operations — 0.8%
Bombadier, Inc. 144A @
6.750%, 05/01/12	100	100
6.300%, 05/01/14	200	196
7.450%, 05/01/34	200	198
Festival Fun Parks LLC
10.875%, 04/15/14	75	76
Leucadia National Corp.
7.000%, 08/15/13	50	48
Trinity Industries, Inc.
6.500%, 03/15/14	125	120
		738
Electronic Components — 1.0%
L-3 Communications Corp.
6.375%, 10/15/15	450	442
NXP BV/NXP Funding LLC
8.105%, 10/15/13à	250	232
9.500%, 10/15/15	100	93
Sanmina-SCI Corp. 144A @
8.444%, 06/15/10à	175	173
		940
Electronic Components & Semiconductors — 2.1%
Avago Technologies Finance Pte/Avago Technologies US/Avago Technologies Wireless
10.125%, 12/01/13	200	215
Celestica, Inc.
7.875%, 07/01/11	225	217
Flextronics International Ltd.
6.500%, 05/15/13	75	72
6.250%, 11/15/14	175	164
Freescale Semiconductor, Inc.
8.875%, 12/15/14	350	338
9.569%, 12/15/14à	200	189
10.125%, 12/15/16	200	186

	Par	Value
	(000)	(000)†
Electronic Components & Semiconductors — (continued)
Spansion, Inc. 144A @
8.746%, 06/01/13à	$125	$119
11.250%, 01/15/16	175	171
STATS ChipPAC Ltd.
6.750%, 11/15/11	100	100
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 04/15/12	125	123
		1,894
Energy Resources & Services — 6.5%
Allegheny Energy Supply 144A @
8.250%, 04/15/12	25	27
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 06/01/12	200	210
Cie Generale de Geophysique-Veritas
7.500%, 05/15/15	25	26
7.750%, 05/15/17	325	335
CMS Energy Corp.
8.500%, 04/15/11	50	54
Copano Energy LLC
8.125%, 03/01/16	150	153
Dynegy Holdings, Inc. 144A @
7.500%, 06/01/15	375	362
7.750%, 06/01/19	525	502
Hilcorp Energy I LP/Hilcorp Finance Co. 144A @
7.750%, 11/01/15	225	220
Invensys PLC 144A @
9.875%, 03/15/11	260	274
Mirant North America LLC
7.375%, 12/31/13	175	178
NRG Energy, Inc.
7.250%, 02/01/14	100	100
7.375%, 02/01/16	775	777
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	328
Peabody Energy Corp.
7.375%, 11/01/16	300	317
Petrohawk Energy Corp.
9.125%, 07/15/13	225	237
Reliant Energy, Inc.
7.625%, 06/15/14	225	227
6.750%, 12/15/14	150	151
7.875%, 06/15/17	175	176
Sierra Pacific Resources
7.803%, 06/15/12^	25	26
8.625%, 03/15/14	250	265
Stallion Oilfield Services 144A @
9.750%, 02/01/15	225	218
The AES Corp.
9.375%, 09/15/10	150	158
8.875%, 02/15/11	300	313
Aquila Canada Finance Corp.
7.750%, 06/15/11	150	158
		5,792
Entertainment & Leisure — 1.0%
AMC Entertainment, Inc.
11.000%, 02/01/16	150	160
Cinemark, Inc. STEP
9.391%, 03/15/14+	275	260
Pokagon Gaming Authority 144A @^
10.375%, 06/15/14	350	384

	Par	Value
	(000)	(000)†
Entertainment & Leisure — (continued)
Speedway Motorsports, Inc.
6.750%, 06/01/13	$50	$49
		853
Finance — 4.8%
Couche-Tard U.S. LP/Couche-Tard Finance Corp.
7.500%, 12/15/13	325	331
FBOP Corp. 144A @^
10.000%, 01/15/09	150	157
Ford Motor Credit Co. LLC
7.375%, 10/28/09	400	392
9.810%, 04/15/12à	875	906
FTI Consulting, Inc.
7.625%, 06/15/13	200	205
7.750%, 10/01/16	225	233
GMAC LLC
7.250%, 03/02/11	225	218
6.875%, 09/15/11	175	167
6.875%, 08/28/12	200	188
7.821%, 12/01/14à	450	415
Global Cash Access LLC/Global Cash Finance Corp.
8.750%, 03/15/12	254	263
iPayment, Inc.
9.750%, 05/15/14	225	215
iPayment Investors LP 144A @ PIK^
12.750%, 07/15/14	198	197
Rafealla Apparel Group, Inc.
11.250%, 06/15/11	201	197
Rainbow National Services LLC 144A @
8.750%, 09/01/12	75	78
Stone Container Finance
7.375%, 07/15/14	175	167
		4,329
Food & Beverages — 0.9%
B&G Foods, Inc.
8.000%, 10/01/11	275	272
Del Monte Corp.
8.625%, 12/15/12	275	279
Reynolds American, Inc.
7.250%, 06/01/13	100	106
7.625%, 06/01/16	150	160
		817
Healthcare — 3.5%
Centene Corp.
7.250%, 04/01/14	125	122
Community Health Systems, Inc. 144A @
8.875%, 07/15/15	1,075	1,105
CRC Health Corp.
10.750%, 02/01/16	175	184
Fresenius Medical Care Capital Trust II
7.875%, 02/01/08	25	25
HCA, Inc. 144A @
9.250%, 11/15/16	850	903
9.625%, 11/15/16 PIK	25	27
IASIS Healthcare LLC/IASIS Capital Corp.
8.750%, 06/15/14	125	127
United Surgical Partners International, Inc. PIK
9.250%, 05/01/17	150	150
Vanguard Health Holding Co. II LLC
9.000%, 10/01/14	300	291

	Par	Value
	(000)	(000)†
Healthcare — (continued)
Ventas Realty LP/Ventas Capital Corp.
6.500%, 06/01/16	$100	$98
6.750%, 04/01/17	75	75
		3,107
Hotels & Gaming — 2.0%
American Casino & Entertainment Properties LLC
7.850%, 02/01/12	200	206
Felcor Lodging LP
8.500%, 06/01/11	125	132
Fontainebleau Las Vegas Holdings LLC/Fontainbleau Las Vegas Capital Corp. 144A @
10.250%, 06/15/15	150	141
Harrah’s Operating Co., Inc.
5.500%, 07/01/10	223	214
MGM Mirage
6.000%, 10/01/09	175	174
8.500%, 09/15/10	100	104
MTR Gaming Group, Inc.
9.750%, 04/01/10	50	51
9.000%, 06/01/12	100	99
Pinnacle Entertainment, Inc.
8.250%, 03/15/12	25	25
Shingle Springs Tribal Gaming Authority 144A @
9.375%, 06/15/15	250	252
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14	375	368
		1,766
Hotels & Resorts — 1.1%
Host Marriott L.P.
7.125%, 11/01/13	75	76
6.375%, 03/15/15	25	24
6.750%, 06/01/16	775	767
Little Traverse Bay Bands of Odawa Indians 144A @^
10.250%, 02/15/14	125	127
		994
Industrial — 0.1%
Chukchansi Economic Development Authority 144A @^
8.859%, 11/15/12à	125	126

Insurance — 0.9%
HUB International Holdings, Inc. 144A @
9.000%, 12/15/14	300	288
10.250%, 06/15/15	300	279
USI Holdings Corp. 144A @
9.433%, 11/15/14à	125	119
9.750%, 05/15/15	125	112
		798
Machinery & Heavy Equipment — 0.7%
Columbus McKinnon Corp.
8.875%, 11/01/13	300	309
Stewart & Stevenson LLC
10.000%, 07/15/14	200	203
Terex Corp.
7.375%, 01/15/14	75	76
		588
Manufacturing — 2.4%
Accuride Corp.
8.500%, 02/01/15	275	264
AGY Holding Corp. 144A @
11.000%, 11/15/14	125	125
American Railcar Industries, Inc.
7.500%, 03/01/14	275	274

	Par	Value
	(000)	(000)†
Manufacturing — (continued)
General Cable Corp.
7.735%, 04/01/15à	$100	$97
7.125%, 04/01/17	125	122
Harland Clarke Holdings Corp. 144A @
9.500%, 05/15/15	175	156
10.308%, 05/15/15à	150	134
Koppers Holdings, Inc. STEP
8.655%, 11/15/14+	350	299
RBS Global & Rexnord Corp.
9.500%, 08/01/14	575	595
11.750%, 08/01/16	50	53
		2,119
Medical Services & Equipment — 0.9%
DaVita, Inc.
6.625%, 03/15/13	150	149
7.250%, 03/15/15	225	226
Invacare Corp.
9.750%, 02/15/15	175	175
Universal Hospital Services, Inc. 144A @
8.500%, 06/01/15à	125	124
8.500%, 06/01/15 PIK	50	49
Warner Chilcott Corp.
8.750%, 02/01/15	81	84
		807
Metal Components & Products — 0.6%
Century Aluminum Co.
7.500%, 08/15/14	125	126
Metals USA, Inc.
11.125%, 12/01/15	200	213
Novelis, Inc.
7.250%, 02/15/15	225	217
		556
Metals & Mining — 2.9%
Arch Western Finance LLC
6.750%, 07/01/13	175	172
Foundation PA Coal Co.
7.250%, 08/01/14	425	417
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/15	250	270
8.375%, 04/01/17	1,300	1,420
Steel Dynamics, Inc. 144A @
6.750%, 04/01/15	150	145
Tube City IMS Corp.
9.750%, 02/01/15	175	171
		2,595
Office Equipment & Services — 0.2%
IKON Office Solutions, Inc.
7.750%, 09/15/15	150	151

Oil & Gas — 5.8%
AmeriGas Partners L.P.
7.250%, 05/20/15	150	148
Chaparral Energy, Inc.
8.500%, 12/01/15	250	234
Chesapeake Energy Corp.
6.500%, 08/15/17	575	559
6.875%, 11/15/20	450	440
Compton Petroleum Finance Corp.
7.625%, 12/01/13	350	338
Denbury Resources, Inc.
7.500%, 04/01/13	200	205
7.500%, 12/15/15	75	77

	Par	Value
	(000)	(000)†
Oil & Gas — (continued)
Encore Acquisition Co.
6.250%, 04/15/14	$50	$47
7.250%, 12/01/17	275	261
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
8.750%, 06/15/12	375	384
6.750%, 05/01/14	100	97
Forest Oil Corp.
8.000%, 12/15/11	100	104
7.250%, 06/15/19 144A @	350	350
Opti Canada, Inc. 144A @
7.875%, 12/15/14	250	250
Plains Exploration & Production Co.
7.000%, 03/15/17	250	234
Range Resources Corp.
6.375%, 03/15/15	200	195
7.500%, 05/15/16	150	153
7.500%, 10/01/17	225	231
Sabine Pass LNG L.P.
7.500%, 11/30/16	250	246
Venoco Inc.
8.750%, 12/15/11	50	50
W&T Offshore, Inc. 144A @
8.250%, 06/15/14	225	217
Williams Cos., Inc.
8.125%, 03/15/12	75	81
7.625%, 07/15/19	50	54
7.500%, 01/15/31	150	156
7.750%, 06/15/31	125	131
		5,242
Paper & Related Products — 2.5%
Boise Cascade LLC
7.125%, 10/15/14	325	312
Domtar, Inc.
5.375%, 12/01/13	75	69
7.125%, 08/15/15	300	288
9.500%, 08/01/16	25	26
Georgia-Pacific Corp.
8.125%, 05/15/11	150	152
7.700%, 06/15/15	275	274
7.000%, 01/15/15 144A @	200	195
7.125%, 01/15/17 144A @	250	242
NewPage Corp.
10.000%, 05/01/12	175	184
12.000%, 05/01/13	125	134
Verso Paper Holdings LLC
9.106%, 08/01/14à	150	151
11.375%, 08/01/16	225	237
		2,264
Pharmaceuticals — 0.4%
Omnicare, Inc.
6.750%, 12/15/13	100	93
6.875%, 12/15/15	275	254
		347
Printing & Publishing — 2.9%
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12	292	312
Dex Media West LLC/Dex Media Finance Co.
8.500%, 08/15/10	350	360
Dex Media, Inc. STEP
8.064%, 11/15/13+	25	24
Idearc, Inc.
8.000%, 11/15/16	675	673

	Par	Value
	(000)	(000)†
Printing & Publishing — (continued)
Morris Publishing Group LLC
7.000%, 08/01/13	$75	$59
Nebraska Book Co., Inc.
8.625%, 03/15/12	375	374
Nielsen Finance LLC/Nielsen Finance Co.
10.000%, 08/01/14	100	106
Quebecor World Capital Corp.
6.125%, 11/15/13	175	150
Quebecor World, Inc. 144A @
9.750%, 01/15/15	125	120
TL Acquisition, Inc. 144A @ STEP
13.250%, 07/15/15	300	243
Valassis Communications, Inc.
8.250%, 03/01/15	250	217
		2,638
Restaurants — 1.0%
O’Charley’s, Inc.
9.000%, 11/01/13	200	202
OSI Restaurant Partners, Inc.
10.000%, 06/15/15	400	354
Real Mex Restaurants, Inc.
10.000%, 04/01/10	125	124
The Restaurant Co.
10.000%, 10/01/13	225	200
		880
Retail — 2.1%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 05/20/16	325	316
AutoNation, Inc.
7.360%, 04/15/13à	75	72
7.000%, 04/15/14	125	119
Collective Brands, Inc.
8.250%, 08/01/13	25	24
GSC Holdings Corp.
8.000%, 10/01/12	450	468
Neiman-Marcus Group, Inc. PIK
9.000%, 10/15/15	150	160
Pathmark Stores, Inc.
8.750%, 02/01/12	25	25
Sally Holdings LLC
9.250%, 11/15/14	225	227
The Bon-Ton Stores, Inc.
10.250%, 03/15/14	275	257
The Pantry, Inc.
7.750%, 02/15/14	200	193
		1,861
Services - Commercial — 3.1%
ARAMARK Corp.
8.856%, 02/01/15à	700	707
Deluxe Corp.
7.375%, 06/01/15	175	173
Digicel Group Ltd. 144A @
9.250%, 09/01/12	325	334
8.875%, 01/15/15	250	235
Education Management LLC/Education Management Corp.
10.250%, 06/01/16	600	621
Interface, Inc.
10.375%, 02/01/10	350	369
9.500%, 02/01/14	25	26
Mac-Gray Corp.
7.625%, 08/15/15	300	300
		2,765

	Par	Value
	(000)	(000)†
Special Purpose Entity — 1.6%
AAC Group Holding Corp. STEP
10.755%, 10/01/12+	$150	$134
CanWest MediaWorks, Inc.
8.000%, 09/15/12	287	282
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/14	225	247
10.058%, 11/15/14à	125	129
Smurfit Kappa Funding PLC
7.750%, 04/01/15	100	98
KAR Holdings, Inc. 144A @
9.356%, 05/01/14à	125	120
10.000%, 05/01/15	350	328
Susser Holdings LLC
10.625%, 12/15/13	123	127
		1,465
Strip Centers — 0.2%
BF Saul Reit
7.500%, 03/01/14	150	140

Telecommunications — 14.2%
Allbritton Communications Co.
7.750%, 12/15/12	425	429
American Tower Corp.
3.000%, 08/15/12 CONV	75	162
7.125%, 10/15/12	100	102
Broadview Networks Holdings, Inc. 144A @
11.375%, 09/01/12	125	130
Canadian Satellite Radio Holdings, Inc.^
12.750%, 02/15/14	125	122
Centennial Cellular Operating Co./Centennial
Communications Corp.
10.125%, 06/15/13	275	292
Centennial Communications Corp.
10.000%, 01/01/13	200	212
Citizens Communications Co.
6.250%, 01/15/13	50	49
6.625%, 03/15/15	300	294
7.125%, 03/15/19	675	665
9.000%, 08/15/31	250	254
Cricket Communications, Inc.
9.375%, 11/01/14	625	634
9.375%, 11/01/14 144A @	225	228
DirecTV Holdings LLC/DirecTV Financing Co.
8.375%, 03/15/13	350	364
Dobson Cellular Systems, Inc.
9.875%, 11/01/12	150	162
Dobson Communications Corp.
8.875%, 10/01/13	400	426
GCI, Inc.
7.250%, 02/15/14	225	208
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/01/09	52	52
Intelsat Corp.
9.000%, 08/15/14	262	270
Intelsat Subsidiary Holding Co. Ltd.
8.250%, 01/15/13	125	127
iPCS, Inc. 144A @^
7.481%, 05/01/13à	225	218
8.605%, 05/01/14à	200	196
Level 3 Communications, Inc. CONV
6.000%, 09/15/09	52	49
6.000%, 03/15/10	48	45

	Par	Value
	(000)	(000)†
Telecommunications — (continued)
Level 3 Financing, Inc.
9.250%, 11/01/14	$125	$123
Lucent Technologies, Inc.
6.500%, 01/15/28	150	124
6.450%, 03/15/29	25	21
MetroPCS Wireless, Inc. 144A @
9.250%, 11/01/14	225	229
9.250%, 11/01/14	650	663
Mobile Services Group, Inc. 144A @
9.750%, 08/01/14	275	275
Nordic Telephone Co. Holdings ApS 144A @
8.875%, 05/01/16	425	448
Nortel Networks Ltd. 144A @
9.610%, 07/15/11à	375	375
10.125%, 07/15/13	50	51
PAETEC Holding Corp. 144A @
9.500%, 07/15/15	175	175
Qwest Corp.
7.875%, 09/01/11	100	105
8.875%, 03/15/12	225	246
8.944%, 06/15/13à	225	240
7.500%, 10/01/14	375	390
6.500%, 06/01/17 144A @	200	196
Rogers Wireless, Inc.
8.000%, 12/15/12	375	392
Rural Cellular Corp.
8.250%, 03/15/12	125	130
11.106%, 11/01/12à	75	76
Suncom Wireless, Inc.
8.500%, 06/01/13	300	314
Syniverse Technologies, Inc.
7.750%, 08/15/13	25	24
Time Warner Telecom Holdings
9.250%, 02/15/14	175	182
Univision Communications, Inc. 144A @ PIK
9.750%, 03/15/15	275	268
Valor Telecommunications Enterprises Finance Corp.
7.750%, 02/15/15	150	157
West Corp.
11.000%, 10/15/16	350	367
Wind Acquisition Finance SA 144A @
10.750%, 12/01/15	325	360
Windstream Corp.
8.625%, 08/01/16	1,000	1,066
7.000%, 03/15/19	25	24
		12,711
Textiles & Apparel — 0.4%
Invista 144A @
9.250%, 05/01/12	325	341

Transportation & Related Services — 1.8%
Bristow Group, Inc.
6.125%, 06/15/13	225	218
7.500%, 09/15/17 144A @	250	255
CHC Helicopter Corp.
7.375%, 05/01/14	75	71
Continental Airlines, Inc.
8.750%, 12/01/11	250	240
Delta Airlines, Inc.^
7.900%, 12/15/09	275	16
St. Acquisition Corp. 144A @
12.500%, 05/15/17	150	100

	Par	Value
	(000)	(000)†
Transportation & Related Services — (continued)
Kansas City Southern de Mexico SA de CV
9.375%, 05/01/12	$100	$105
The Greenbrier Cos., Inc.
8.375%, 05/15/15	225	224
Travelport LLC
10.246%, 09/01/14à	50	50
11.875%, 09/01/16	300	314
		1,593
Waste Management — 1.0%
Allied Waste North America, Inc.
7.875%, 04/15/13	125	129
6.875%, 06/01/17	400	402
Casella Waste Systems, Inc.
9.750%, 02/01/13	350	357
		888
TOTAL CORPORATE BONDS
(Cost $82,225)		82,115

	Number of
	Shares
COMMON STOCK — 1.3%
Broadcast/Media — 0.1%
XM Satellite Radio Holdings, Inc., Class A*	5,675	81

Entertainment & Leisure — 0.0%
Progressive Gaming International Corp.*^	1,200	6

Food & Beverages — 0.2%
B&G Foods, Inc.	8,900	184

Hotels & Gaming — 0.1%
Lakes Entertainment, Inc.*	12,500	119

Manufacturing — 0.3%
General Cable Corp.*	3,400	228

Retail — 0.0%
Pathmark Stores, Inc.*^	1,532	20

Telecommunications — 0.6%
Crown Castle International Corp.*	4,800	195
Dobson Communications Corp.*	1	0
GeoEye, Inc.*^	3,277	84
Loral Space & Communications Ltd.*	6,163	245
		524
Textiles & Apparel — 0.0%
Anvil Holdings, Inc.*^	831	8

TOTAL COMMON STOCKS (Cost $1,560)		1,170

PREFERRED STOCK — 1.3%
Automobiles & Related — 0.4%
General Motors Corp. CONV	13,575	332

Broadcast/Media — 0.2%
Spanish Broadcasting System, Inc. PIK^	178	191

Energy Resources & Services — 0.2%
NRG Energy, Inc. CONV	75	163

	Number of	Value
	Shares	(000)†
Telecommunications — 0.5%
Loral Spacecom Corp. PIK^	462	$92
Lucent Technologies Capital Trust CONV	425	408
		500
TOTAL PREFERRED STOCKS (Cost $1,079)		1,186

WARRANTS — 0.1%
Anvil Holdings, Inc., Class A*^	10,264	7
Anvil Holdings, Inc., Class B*^	9,238	11
GeoEye Inc.*^	612	10
IPCS, Inc. 144A @*	300	—
KMC Telecom Holdings, Inc. 144A @*^	200	—
MDP Acquisitions PLC 144A @*^	100	12
Pathmark Stores, Inc.*^	2,350	—

TOTAL WARRANTS (Cost $89)		40

SHORT-TERM INVESTMENTS — 5.7%
T. Rowe Price Reserve Investment Fund (Cost $5,108)	5,107,623	5,108

TOTAL INVESTMENTS — 100.0% (Cost $90,061) (a)		$89,619

† See Security Valuation Note.

* Non-Income Producing Security.

CONV- Convertible Security.

PLC - Public Limited Company.

PIK - Payment in Kind Security.

STEP - Step Coupon Bond.

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at September 30, 2007 is $19,064,000.

à Variable Rate Security.

@  Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2007, the cost for Federal income tax purposes was $90,068,338. Net unrealized depreciation was $449,094. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $1,477,821 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,926,915.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2007 (Unaudited)

FLEXIBLY MANAGED FUND

	Number	Value
	of Shares	(000)†
COMMON STOCKS — 53.1%
Automobiles & Related — 0.7%
WABCO Holdings, Inc.	231,300	$10,813

Banking — 3.1%
First Horizon National Corp.#	136,400	3,636
Royal Bank of Scotland Group PLC	1,061,459	11,402
SunTrust Banks, Inc.	144,900	10,965
U.S. Bancorp	747,100	24,303
		50,306
Broadcast/Media — 2.6%
EchoStar Communications Corp.*	74,800	3,501
Liberty Media Holding Corp. - Capital Series A*	70,600	8,813
Time Warner, Inc.	1,647,800	30,254
		42,568
Cable Operators — 0.8%
Cablevision Systems Corp.*#	354,500	12,386

Computer - Network Products & Services — 1.0%
Intel Corp.	479,200	12,392
Sun Microsystems, Inc.*	756,400	4,243
		16,635
Computer Services & Software — 1.5%
Microsoft Corp.	845,900	24,920

Computers & Office Equipment — 1.0%
Dell, Inc.*	564,900	15,591

Consumer Products — 1.5%
Fortune Brands, Inc.	55,500	4,523
Newell Rubbermaid, Inc.	408,900	11,785
Procter & Gamble Co.	104,400	7,344
		23,652
Diversified Operations — 4.0%
3M Co.	47,500	4,445
General Electric Co.	818,200	33,873
Honeywell International, Inc.	46,300	2,753
Illinois Tool Works, Inc.	122,800	7,324
Tyco International Ltd.	341,725	15,152
		63,547
Electronic Components & Semiconductors — 1.3%
Tyco Electronics Ltd.	604,925	21,433

Energy Resources & Services — 1.9%
Entergy Corp.	110,400	11,955
PPL Corp.	402,300	18,627
		30,582
Finance — 3.1%
Ameriprise Financial, Inc.	176,800	11,158
H&R Block, Inc.#	1,016,300	21,525
Nuveen Investments, Class A	67,900	4,206
Prudential Financial, Inc.	134,500	13,125
		50,014
Financial Services — 0.4%
Western Union Co.	283,500	5,945

Food & Beverages — 3.3%
Anheuser-Busch Co., Inc.	331,300	16,562
Coca-Cola Co.	226,800	13,034
General Mills, Inc.	226,314	13,128
Kraft Foods, Inc.	298,900	10,315
		53,039

	Number	Value
	of Shares	(000)†
Insurance — 4.7%
American International Group, Inc.	178,800	$12,096
Aon Corp.#	366,500	16,423
Genworth Financial, Inc.	821,643	25,249
Hartford Financial Services Group, Inc.	38,800	3,591
Marsh & McLennan Cos., Inc.#	341,900	8,718
White Mountains Insurance Group Ltd.	17,400	9,044
		75,121
Machinery & Heavy Equipment — 1.2%
Danaher Corp.	228,800	18,924

Medical Products — 1.6%
Covidien Ltd.*	610,825	25,349

Medical Services & Equipment — 1.4%
Baxter International, Inc.	76,100	4,283
Cardinal Health, Inc.	281,700	17,615
		21,898
Oil & Gas — 4.1%
Baker Hughes, Inc.	63,100	5,702
CNX Gas Corp.*	275,800	7,935
Murphy Oil Corp.	429,200	29,997
Sempra Energy	156,700	9,107
Sunoco, Inc.	17,600	1,246
Total SA ADR	145,500	11,790
		65,777
Paper & Related Products — 1.4%
Bowater, Inc.#	212,800	3,175
International Paper Co.	532,600	19,104
		22,279
Pharmaceuticals — 3.1%
Merck & Co., Inc.	193,700	10,012
Pfizer, Inc.	752,000	18,371
Wyeth	463,000	20,627
		49,010
Printing & Publishing — 0.1%
New York Times Co.#	91,500	1,808

Real Estate — 0.4%
The St. Joe Co.#	196,800	6,614

Retail — 4.9%
CVS Caremark Corp.	298,500	11,830
Home Depot, Inc.	543,400	17,628
Kohl’s Corp.*	53,400	3,061
Lowe’s Cos., Inc.	571,700	16,019
The TJX Cos., Inc.	560,100	16,282
Wal-Mart Stores, Inc.	312,000	13,619
		78,439
Telecommunications — 3.2%
Alcatel-Lucent ADR	327,200	3,331
AT&T, Inc.	692,775	29,311
Motorola, Inc.	477,500	8,848
Sprint Nextel Corp.	548,100	10,414
		51,904
Transportation & Related Services — 0.8%
Southwest Airlines Co.	866,200	12,820

TOTAL COMMON STOCKS
(Cost $711,660)		851,374

	Par	Value
	(000)	(000)†
CORPORATE BONDS — 10.2%
Apartments — 0.4%
UDR, Inc. CONV
4.000%, 12/15/35	$6,000	$6,068

Broadcast/Media — 1.2%
Liberty Media Holding Corp. CONV
3.500%, 01/15/31	7,991	6,105
3.250%, 03/15/31	16,175	12,960
		19,065
Cable Operators — 0.8%
CSC Holdings, Inc.
7.250%, 07/15/08	5,710	5,724
EchoStar DBS Corp.
5.750%, 10/01/08	7,390	7,390
		13,114
Computers & Office Equipment — 0.3%
Xerox Corp.
9.750%, 01/15/09	4,355	4,574

Containers — 0.1%
Owens-Brockway Glass Container, Inc.
8.875%, 02/15/09	925	939

Diversified Operations — 0.0%
Actuant Corp. CONV
2.000%, 11/15/23	272	453

Electronic Components & Semiconductors — 0.2%
Newport Corp. CONV
2.500%, 02/15/12 144A @^	1,531	1,414
2.500%, 02/15/12#	2,399	2,216
		3,630
Energy Resources & Services — 1.6%
Cincinnati Gas & Electric
5.700%, 09/15/12	3,222	3,261
Peabody Energy Corp. CONV
4.750%, 12/15/36	17,559	18,437
Southern Power Co.
6.250%, 07/15/12	1,860	1,913
Teco Energy, Inc.
7.000%, 05/01/12	1,675	1,738
		25,349
Healthcare — 0.3%
LifePoint Hospitals, Inc. CONV
3.250%, 08/15/25	5,003	4,296

Insurance — 0.3%
USF&G Corp. CONV
1.375%, 03/03/09+	4,784	4,533

Medical Services & Equipment — 1.4%
Amgen, Inc. CONV
0.375%, 02/01/13 144A @^	9,453	8,590
0.375%, 02/01/13	5,254	4,775
Henry Schein, Inc. CONV
3.000%, 08/15/34	3,223	4,540
Invitrogen Corp. CONV
3.250%, 06/15/25	4,674	5,025
		22,930

	Par	Value
	(000)	(000)†
Metals & Mining — 0.1%
Newmont Mining Corp. 144A @ CONV^
1.250%, 07/15/14	$1,179	$1,338
1.625%, 07/15/17	528	600
		1,938
Oil & Gas — 1.3%
Oil States International, Inc. CONV
2.375%, 07/01/25	2,767	4,566
Schlumberger Ltd. CONV
1.500%, 06/01/23	2,934	8,505
2.125%, 06/01/23	1,810	4,744
The Williams Cos., Inc.
8.125%, 03/15/12	2,800	3,017
		20,832
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International CONV
4.000%, 11/15/13	5,985	5,409

Telecommunications — 1.9%
American Tower Corp.
7.500%, 05/01/12	75	77
7.125%, 10/15/12	1,425	1,457
Crown Castle International Corp. CONV
4.000%, 07/15/10	1,580	5,927
Lucent Technologies, Inc. CONV
2.750%, 06/15/23	2,700	2,575
2.875%, 06/15/25	6,556	6,154
Nextel Communications, Inc.
7.375%, 08/01/15	13,750	13,974
		30,164
TOTAL CORPORATE BONDS (Cost $150,861)		163,294

	Number
	of Shares
PREFERRED STOCKS — 2.6%
Consumer Products — 0.9%
Newell Financial Trust I CONV	299,300	13,955

Energy Resources & Services — 0.2%
NRG Energy, Inc. CONV	1,300	2,821

Finance — 1.0%
Affiliated Managers Group, Inc. CONV	1,900	108
Affiliated Managers Group, Inc. 144A @ CONV^	150,000	8,475
Federal National Mortgage Association CONV	70	6,846
		15,429
Insurance — 0.4%
Aspen Insurance Holdings Ltd. CONV	131,100	6,977

Telecommunications — 0.1%
Crown Castle International Corp. CONV*	37,100	2,189

TOTAL PREFERRED STOCKS
(Cost $36,794)		41,371

SHORT-TERM INVESTMENTS — 17.8%
T. Rowe Price Reserve Investment Fund (Cost $286,068)	286,068,218	286,068

	Par	Value
	(000)	(000)†
U.S. TREASURY NOTES —7.4%
U.S. Treasury Notes
4.875%, 05/31/08	$11,815	$11,868
4.875%, 05/15/09#	11,815	11,984
4.500%, 04/30/12#	26,310	26,633
4.750%, 05/15/14#	67,227	68,740

TOTAL U.S. TREASURY NOTES (Cost $115,841)		119,225

SECURITIES LENDING COLLATERAL —8.9%
Bank of Montreal Time Deposit
5.200%, 10/01/07	4,913	4,913
Barclays Time Deposit
5.170%, 10/01/07	4,913	4,913
Dexia Time Deposit
5.250%, 10/01/07	4,913	4,913
Fed Funds
4.540%, 10/01/07	10,775	10,775
Institutional Money Market Trust
5.398%, 10/01/07	106,863	106,863
IXIS Time Deposit
5.220%, 10/01/07	4,913	4,913
National Bank of Canada Time Deposit
5.220%, 10/01/07	4,912	4,912

TOTAL SECURITIES LENDING COLLATERAL (Cost $142,202)		142,202

TOTAL INVESTMENTS — 100.0% (Cost $1,443,426) (a)		$1,603,534

† See Security Valuation Note.

* Non-Income Producing Security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

CONV - Convertible Security

PLC - Public Limited Company

+ Effective Yield. For those bonds that become coupon paying at a future date, the interest rate disclosed represents that annualized effective yield from the date of acquisition to maturity.

^ Illiquid security. The total market value of illiquid securities at September 30, 2007 is $20,417,000.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated, the security is considered liquid.

(a) At September 30, 2007, the cost for Federal income tax purposes was $1,445,253,247. Net unrealized appreciation was $158,281,212. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $174,713,704 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $16,432,492.

PENN SERIES GROWTH FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

GROWTH STOCK FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 91.3%
Advertising — 0.4%
Omnicom Group, Inc.	15,500	$745

Aerospace & Defense — 0.9%
General Dynamics Corp.	18,200	1,537

Agricultural Products — 0.5%
Monsanto Co.	10,500	900

Banking — 2.4%
Anglo Irish Bank Corp. PLC	55,344	1,046
Erste Bank der Oesterreichischen Sparkassen AG	24,773	1,888
Northern Trust Corp.	15,700	1,040
		3,974
Broadcast/Media — 2.0%
Grupo Televisa S.A. ADR	23,900	578
Harman International Industries, Inc.	6,900	597
Naspers Ltd.	33,200	921
The McGraw-Hill Cos., Inc.	25,000	1,273
		3,369
Cable Operators — 0.5%
Shaw Communications, Inc., Class B#	29,300	728
Shaw Communications, Inc., Class B, Non-voting	3,700	91
		819
Computer - Internet Services & Software — 4.0%
eBay, Inc.*	21,500	839
Expedia, Inc.*	23,077	736
Google, Inc.*	5,600	3,177
Juniper Networks, Inc.*	28,500	1,043
VeriSign, Inc.*#	21,500	725
		6,520
Computer - Network Products & Services — 2.8%
Cisco Systems, Inc.*	81,800	2,708
Intel Corp.	30,000	776
International Game Technology, Inc.	24,200	1,043
		4,527
Computer Services & Software — 5.9%
Autodesk, Inc.*	15,800	790
Automatic Data Processing, Inc.	37,900	1,741
Electronic Arts, Inc.*	15,000	840
EMC Corp.*	44,200	919
Infosys Technologies Ltd. ADR	27,400	1,326
Intuit, Inc.*	18,200	551
Microsoft Corp.	95,875	2,825
TomTom NV*	9,191	714
		9,706
Computers & Office Equipment — 1.1%
Apple, Inc.*	7,400	1,136
Dell, Inc.*	22,900	632
		1,768
Consumer Products — 0.4%
Reckitt Benckiser PLC	10,400	611

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	26,412	1,858

Distribution Services — 0.2%
Fastenal Co.	9,100	413

Diversified Operations — 4.0%
General Electric Co.	159,400	6,599

	Number of	Value
	Shares	(000)†
Electronic Components & Semiconductors — 4.3%
Analog Devices, Inc.	28,200	$1,020
ASML Holding N.V.*	23,500	772
Hon Hai Precision Industry Co. Ltd.	66,000	995
Marvell Technology Group Ltd.*	75,900	1,243
Maxim Integrated Products, Inc.	33,500	983
Schneider Electric SA	10,266	1,297
Xilinx, Inc.	29,200	763
		7,073
Energy Resources & Services — 0.6%
AES Corp.*	51,200	1,026

Finance — 10.4%
American Express Co.	35,500	2,108
Charles Schwab Corp.	55,600	1,201
Citigroup, Inc.	33,400	1,559
CME Group, Inc.	800	470
Franklin Resources, Inc.	12,300	1,568
Goldman Sachs Group, Inc.	7,100	1,539
Morgan Stanley#	19,800	1,247
Prudential Financial, Inc.	15,200	1,483
Redecard SA*	21,100	392
State Street Corp.#	36,400	2,481
UBS AG	55,219	2,969
		17,017
Food & Beverages — 1.6%
InBev NV	9,278	841
PepsiCo, Inc.	17,200	1,260
Sysco Corp.	13,200	470
		2,571
Healthcare — 1.2%
Humana, Inc.*	11,000	769
McKesson Corp.	1,700	99
Medco Health Solutions, Inc.*	12,400	1,121
		1,989
Hotels & Gaming — 0.7%
Las Vegas Sands Corp.*	5,100	680
MGM Mirage, Inc.*#	4,800	429
		1,109
Hotels & Resorts — 0.8%
Marriott International, Inc.	29,200	1,269

Insurance — 4.4%
Aetna, Inc.	37,500	2,035
American International Group, Inc.	35,900	2,429
WellPoint, Inc.*	34,400	2,715
		7,179
Machinery & Heavy Equipment — 2.3%
Danaher Corp.	33,300	2,754
Deere & Co.	4,000	594
Joy Global, Inc.	8,300	422
		3,770
Medical Products — 0.4%
Covidien Ltd.*	17,650	733

Medical Services & Equipment — 5.0%
Alcon, Inc.	5,500	792
Becton, Dickinson & Co.	11,800	968
Celgene Corp.*	10,500	749
Laboratory Corp. of America Holdings*#	11,800	923
Medtronic, Inc.	39,000	2,200

	Number of	Value
	Shares	(000)†
Medical Services & Equipment — (continued)
St. Jude Medical, Inc.*	16,500	$727
Stryker Corp.	14,500	997
Zimmer Holdings, Inc.*	11,200	907
		8,263
Metals & Mining — 1.8%
BHP Billiton Ltd.	52,695	2,083
Freeport-McMoRan Copper & Gold, Inc.	8,400	881
		2,964
Oil & Gas — 6.7%
Baker Hughes, Inc.	21,900	1,979
EOG Resources, Inc.	11,900	861
Exxon Mobil Corp.	14,300	1,324
Murphy Oil Corp.	10,600	741
Schlumberger Ltd.	38,100	4,001
Total SA	25,248	2,053
		10,959
Pharmaceuticals — 4.5%
Allergan, Inc.	20,900	1,347
Genentech, Inc.*	24,200	1,888
Gilead Sciences, Inc.*	42,600	1,741
Roche Holding AG	7,746	1,405
Schering-Plough Corp.	32,400	1,025
		7,406
Retail — 8.9%
Amazon.com, Inc.*#	18,300	1,705
Bed Bath & Beyond, Inc.*	20,900	713
Coach, Inc.*	26,700	1,262
Costco Wholesale Corp.#	6,500	399
CVS Caremark Corp.	84,479	3,348
Kohl’s Corp.*	32,500	1,863
Lowe’s Cos., Inc.	37,700	1,056
PetSmart, Inc.	29,000	925
Target Corp.	25,900	1,646
Walgreen Co.	15,000	709
Whole Foods Market, Inc.#	18,900	925
		14,551
Services - Commercial — 2.4%
Accenture Ltd.	56,500	2,274
Foster Wheeler Ltd.*	9,100	1,195
Moody’s Corp.	8,400	423
		3,892
Telecommunications — 7.8%
AMDOCS Ltd.*	34,600	1,287
America Movil S.A.B. de C.V., Series L ADR	40,500	2,592
American Tower Corp.*#	36,200	1,576
Corning, Inc.	58,700	1,447
Crown Castle International Corp.*	43,400	1,763
Leap Wireless International, Inc.*	8,400	684
MetroPCS Communications, Inc.*	13,400	366
QUALCOMM, Inc.	31,900	1,348
Rogers Wireless Communications, Inc.	39,000	1,776
		12,839
Transportation & Related Services — 1.3%
Expeditors International of Washington, Inc.	15,200	719
Southwest Airlines Co.	95,600	1,415
		2,134

TOTAL COMMON STOCKS (Cost $119,112)		150,090

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 3.7%
BlackRock Provident Institutional Funds - TempCash	2,025,004	$2,025
BlackRock Provident Institutional Funds - TempFund	2,025,004	2,025
T. Rowe Price Reserve Investment Fund	1,948,285	1,948

TOTAL SHORT-TERM INVESTMENTS (Cost $5,998)		5,998

	Par
	(000)
SECURITIES LENDING COLLATERAL — 5.0%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$281	281
Barclays Time Deposit
5.170%, 10/01/07	281	281
Citigroup Variable Rate Master Note
5.350%, 10/01/07	80	80
Dexia Time Deposit
5.250%, 10/01/07	281	281
Fed Funds
4.540%, 10/01/07	617	617
Institutional Money Market Trust
5.398%, 10/01/07	6,130	6,130
IXIS Time Deposit
5.220%, 10/01/07	281	281
National Bank of Canada Time Deposit
5.220%, 10/01/07	281	281

TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,232)		8,232

TOTAL INVESTMENTS — 100.0%
(Cost $133,342) (a)		$164,320

† See Security Valuation Note.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR - American Depository Receipt
PLC - Public Limited Company

(a) At September 30, 2007, the cost for Federal income tax purposes was $133,438,589. Net unrealized appreciation was $30,881,153. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $32,482,845 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,601,692.

	% of Market	Value
	Value	(000)†
COMMON STOCKS
COUNTRY DIVERSIFICATION
United States	89.2%	$133,870
Switzerland	2.9%	4,374
France	2.2%	3,350
Australia	1.4%	2,083
Austria	1.2%	1,888
Ireland	0.7%	1,046
South Africa	0.6%	921
Belgium	0.6%	841
Netherlands	0.5%	714
United Kingdom	0.4%	611
Brazil	0.3%	392
	100.0%	$150,090

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

LARGE CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 91.8%
Aerospace & Defense — 1.0%
Boeing Co.	11,400	$1,197
Rockwell Collins, Inc.	16,700	1,220
		2,417
Agricultural Products — 1.1%
Monsanto Co.	32,300	2,769

Air Transportation — 0.9%
Delta Airlines, Inc.*	126,000	2,262

Automobiles & Related — 1.7%
General Motors Corp.	32,500	1,193
Hertz Global Holdings, Inc.*	132,169	3,003
		4,196
Banking — 2.5%
Bank of America Corp.	25,600	1,287
Fifth Third Bancorp	47,300	1,603
Marshall & Ilsley Corp.	20,400	893
PNC Financial Services Group, Inc.	21,200	1,444
SunTrust Banks, Inc.	12,900	976
		6,203
Broadcast/Media — 1.3%
News Corp. - Class B	62,600	1,464
Time Warner, Inc.	94,900	1,742
		3,206
Chemicals — 0.7%
Praxair, Inc.	19,700	1,650

Computer - Internet Services & Software — 0.7%
Juniper Networks, Inc.*	48,800	1,787

Computer - Network Products & Services — 3.6%
Cisco Systems, Inc.*	96,900	3,208
Sun Microsystems, Inc.*	1,033,800	5,800
		9,008
Computer Services & Software — 3.5%
Adobe Systems, Inc.*	44,000	1,921
Microsoft Corp.	114,400	3,370
Oracle Corp.*	159,400	3,451
		8,742
Computers & Office Equipment — 2.5%
Hewlett-Packard Co.	83,700	4,167
International Business Machines Corp.	18,100	2,132
		6,299
Cosmetics & Toiletries — 3.9%
Colgate-Palmolive Co.	14,000	999
Procter & Gamble Co.	125,063	8,797
		9,796
Diversified Operations — 4.4%
Eaton Corp.	12,044	1,193
General Electric Co.	235,400	9,746
		10,939
Electronic Components & Semiconductors — 2.5%
Altera Corp.	79,600	1,917
Micron Technology, Inc.*	20,200	224
NVIDIA Corp.*	29,050	1,053
Taiwan Semiconductor Manufacturing Co. Ltd.	124,303	1,258
Texas Instruments, Inc.	45,900	1,680
		6,132

	Number of	Value
	Shares	(000)†
Energy Resources & Services — 4.7%
Emerson Electric Co.	70,000	$3,725
FPL Group, Inc.	26,343	1,604
PG&E Corp.	49,400	2,361
PPL Corp.	46,500	2,153
Progress Energy, Inc.	38,300	1,794
		11,637
Finance — 15.6%
Charles Schwab Corp.	42,800	924
Citigroup, Inc.	170,347	7,950
Federal National Mortgage Association	90,300	5,491
JPMorgan Chase & Co.	97,200	4,454
Merrill Lynch & Co., Inc.	21,100	1,504
Morgan Stanley#	60,400	3,805
Paychex, Inc.	24,700	1,013
Prudential Financial, Inc.	12,400	1,210
The Bank of New York Mellon Corp.	222,173	9,807
Wells Fargo & Co.	79,600	2,835
		38,993
Food & Beverages — 6.8%
Anheuser-Busch Co., Inc.	16,510	825
Coca-Cola Co.	85,800	4,931
Coca-Cola Enterprises, Inc.	193,321	4,682
Kraft Foods, Inc.	157,900	5,449
Wm. Wrigley Jr. Co.	17,600	1,130
		17,017
Insurance — 2.7%
American International Group, Inc.	34,610	2,341
Aon Corp.#	72,200	3,235
MetLife, Inc.	17,300	1,206
		6,782
Machinery & Heavy Equipment — 0.7%
Caterpillar, Inc.	23,700	1,859

Medical Services & Equipment — 0.4%
Amgen, Inc.*	16,500	933

Metal Components & Products — 0.4%
Alcoa, Inc.	14,000	548
United States Steel Corp.	4,400	466
		1,014
Metals & Mining — 4.2%
Barrick Gold Corp.	119,300	4,805
BHP Billiton Ltd. ADR#	22,200	1,745
Freeport-McMoRan Copper & Gold, Inc.	37,200	3,902
		10,452
Oil & Gas — 7.4%
Devon Energy Corp.	14,700	1,223
Exxon Mobil Corp.	118,300	10,950
Occidental Petroleum Corp.	20,400	1,307
Schlumberger Ltd.	21,500	2,258
Smith International, Inc.	13,500	964
Spectra Energy Corp.	49,100	1,202
XTO Energy, Inc.	10,300	637
		18,541
Pharmaceuticals — 6.4%
Abbott Laboratories	88,000	4,719
Bristol-Myers Squibb Co.	78,000	2,248
Eli Lilly & Co.	37,500	2,135
Schering-Plough Corp.	21,100	667
Teva Pharmaceutical Industries Ltd. ADR	96,300	4,282
Wyeth	46,400	2,067
		16,118

	Number of	Value
	Shares	(000)†
Retail — 4.8%
CVS Caremark Corp.	84,400	$3,345
J. Crew Group, Inc.*#	37,400	1,552
Kohl’s Corp.*	4,000	229
Kroger Co.	67,200	1,917
SUPERVALU, Inc.	85,405	3,332
Wal-Mart Stores, Inc.	35,500	1,550
		11,925
Services - Commercial — 2.2%
IAC/InterActiveCorp*	187,600	5,566

Telecommunications — 4.7%
AT&T, Inc.#	177,097	7,493
Corning, Inc.	67,300	1,659
QUALCOMM, Inc.	39,300	1,661
Verizon Communications, Inc.	18,500	819
		11,632
Transportation & Related Services — 0.2%
United Parcel Service, Inc.	7,200	541

Waste Management — 0.3%
Waste Management, Inc.#	22,472	848

TOTAL COMMON STOCKS
(Cost $197,054)		229,264

SHORT-TERM INVESTMENTS — 1.5%
BlackRock Provident Institutional Funds - TempCash	1,914,398	1,915
BlackRock Provident Institutional Funds - TempFund	1,914,397	1,914

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,829)		3,829

	Par
	(000)
SECURITIES LENDING COLLATERAL — 6.7%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$355	355
Barclays Time Deposit
5.170%, 10/01/07	355	355
Citigroup Variable Rate Master Note
5.350%, 10/01/07	5,267	5,267
Dexia Time Deposit
5.250%, 10/01/07	355	355
Fed Funds
4.540%, 10/01/07	778	778
Institutional Money Market Trust
5.398%, 10/01/07	8,844	8,844
IXIS Time Deposit
5.220%, 10/01/07	355	355
National Bank of Canada Time Deposit
5.220%, 10/01/07	355	355

TOTAL SECURITIES LENDING COLLATERAL
(Cost $16,664)		16,664

TOTAL INVESTMENTS — 100.0%
(Cost $217,547) (a)		$249,757

† See Security Valuation Note.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR - American Depository Receipt

(a) At September 30, 2007, the cost for Federal income tax purposes was $217,799,336. Net unrealized appreciation was $31,957,478. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $34,775,474 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,817,996.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

LARGE CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 90.6%
Advertising — 1.7%
Omnicom Group, Inc.	12,020	$578

Aerospace & Defense — 3.3%
Boeing Co.	10,820	1,136

Automobiles & Related — 1.7%
Rockwell Automation, Inc.	8,360	581

Banking — 1.4%
Wachovia Corp.	9,640	484

Chemicals — 4.8%
Ecolab, Inc.	16,100	760
Praxair, Inc.	10,570	885
		1,645
Computer - Internet Services & Software — 2.9%
Google, Inc.*	1,769	1,004

Computer - Network Products & Services — 3.5%
Intel Corp.	46,025	1,190

Computer Services & Software — 8.1%
Electronic Arts, Inc.*	16,935	948
EMC Corp.*	40,405	841
Microsoft Corp.	33,650	991
		2,780
Computers & Office Equipment — 2.0%
Dell, Inc.*	24,520	677

Cosmetics & Toiletries — 3.6%
Procter & Gamble Co.#	17,780	1,251

Diversified Operations — 6.9%
General Electric Co.	28,910	1,197
Illinois Tool Works, Inc.	19,420	1,158
		2,355
Electronic Components & Semiconductors — 5.0%
Linear Technology Corp.#	13,130	459
Texas Instruments, Inc.	34,145	1,249
		1,708
Entertainment & Leisure — 2.1%
Carnival Corp.	15,170	735

Finance — 9.7%
CIT Group, Inc.	20,105	808
Merrill Lynch & Co., Inc.	12,380	883
State Street Corp.#	16,215	1,105
T. Rowe Price Group, Inc.	9,510	530
		3,326
Instruments - Controls — 2.7%
Johnson Controls, Inc.	7,960	940

Medical Services & Equipment — 4.7%
Medtronic, Inc.	10,960	618
ResMed, Inc.*	22,940	984
		1,602
Oil & Gas — 4.4%
Baker Hughes, Inc.	8,755	791
Exxon Mobil Corp.	7,610	704
		1,495

	Number of	Value
	Shares	(000)†
Pharmaceuticals — 7.2%
Alcon, Inc.	5,630	$810
Express Scripts, Inc.*	11,510	643
Gilead Sciences, Inc.*	24,890	1,017
		2,470
Restaurants — 2.7%
Starbucks Corp.*	35,310	925

Retail — 8.4%
Kohl’s Corp.*	16,650	955
The TJX Cos., Inc.	28,200	820
Walgreen Co.	23,060	1,089
		2,864
Transportation & Related Services — 1.4%
Southwest Airlines Co.	32,450	480

Waste Management — 2.4%
Waste Management, Inc.	21,420	808

TOTAL COMMON STOCKS (Cost $26,749)		31,034

SHORT-TERM INVESTMENTS — 1.7%
BlackRock Provident Institutional Funds - TempCash	294,588	295
BlackRock Provident Institutional Funds - TempFund	294,587	294

TOTAL SHORT-TERM INVESTMENTS (Cost $589)		589

	Par
	(000)
SECURITIES LENDING COLLATERAL — 7.7%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$47	47
Barclays Time Deposit
5.170%, 10/01/07	47	47
Citigroup Variable Rate Master Note
5.350%, 10/01/07	1,056	1,056
Dexia Time Deposit
5.250%, 10/01/07	47	47
Fed Funds
4.540%, 10/01/07	103	103
Institutional Money Market Trust
5.398%, 10/01/07	1,249	1,249
IXIS Time Deposit
5.220%, 10/01/07	47	47
National Bank Of Canada Time Deposit
5.220%, 10/01/07	47	47

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,643)		2,643

TOTAL INVESTMENTS — 100.0% (Cost $29,981) (a)		$34,266

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2007, the cost for Federal income tax purposes was $30,007,587.  Net unrealized appreciation was $4,257,942.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,865,994 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $608,052.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

THE INDEX 500 FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 93.6%
Advertising — 0.2%
Interpublic Group of Cos., Inc.*	9,079	$94
Monster Worldwide, Inc.*	2,549	87
Omnicom Group, Inc.	6,322	304
		485
Aerospace & Defense — 2.1%
Boeing Co.	15,093	1,585
General Dynamics Corp.	7,813	660
Lockheed Martin Corp.	6,687	725
Northrop Grumman Corp.	6,618	516
Raytheon Co.	8,422	537
Rockwell Collins, Inc.	3,209	234
United Technologies Corp.	19,100	1,537
		5,794
Agricultural Products — 0.5%
Archer-Daniels Midland Co.	12,394	410
Monsanto Co.	10,504	901
		1,311
Automobiles & Related — 0.7%
Ford Motor Co.*#	40,435	343
General Motors Corp.	10,898	400
Genuine Parts Co.	3,272	164
Goodrich Corp.	2,412	165
Harley-Davidson, Inc.#	4,837	224
PACCAR, Inc.#	4,787	408
Rockwell Automation, Inc.	2,938	204
The Goodyear Tire & Rubber Co.*	4,063	124
		2,032
Banking — 4.2%
Bank of America Corp.	85,458	4,296
BB&T Corp.	10,629	429
Comerica, Inc.	2,946	151
Commerce Bancorp, Inc.	3,702	144
Fifth Third Bancorp	10,316	349
First Horizon National Corp.	2,431	65
Hudson City Bancorp, Inc.	10,242	158
Huntington Bancshares, Inc.	7,047	120
KeyCorp	7,498	242
M&T Bank Corp.	1,444	149
Marshall & Ilsley Corp.	5,133	225
National City Corp.	12,196	306
Northern Trust Corp.	3,687	244
PNC Financial Services Group, Inc.	6,586	449
Regions Financial Corp.	13,556	400
Sovereign Bancorp, Inc.	6,920	118
SunTrust Banks, Inc.	6,722	509
U.S. Bancorp	33,249	1,082
Wachovia Corp.	36,650	1,838
Zions Bancorp	2,071	142
		11,416
Broadcast/Media — 2.1%
CBS Corp., Class B	13,190	415
Clear Channel Communications, Inc.	9,589	359
Comcast Corp.*#	59,521	1,439
Gannett Co., Inc.	4,485	196
Harman International Industries, Inc.	1,256	109
Meredith Corp.	741	42
News Corp., Class A	44,584	980
The McGraw-Hill Cos., Inc.	6,526	332
Time Warner, Inc.	71,822	1,319
Viacom, Inc., Class B*	13,223	515
		5,706

	Number of	Value
	Shares	(000)†
Building & Real Estate — 0.1%
CB Richard Ellis Group, Inc., Class A*	3,797	$106
D.R. Horton, Inc.	5,262	67
KB Home	1,482	37
Lennar Corp.	2,685	61
Pulte Homes, Inc.	4,090	56
		327
Building Products & Supplies — 0.2%
American Standard Cos., Inc.	3,495	124
Centex Corp.	2,310	61
Masco Corp.	7,070	164
Vulcan Materials Co.	1,840	164
		513
Cable Operators — 0.1%
The DIRECTV Group, Inc.*	14,628	355

Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,161	407
Dow Chemical Co.	18,297	788
E.I. du Pont de Nemours & Co.	17,728	879
Eastman Chemical Co.	1,618	108
Ecolab, Inc.	3,354	158
Hercules, Inc.	2,234	47
Pall Corp.	2,361	92
PPG Industries, Inc.	3,159	239
Praxair, Inc.	6,160	516
Rohm & Haas Co.#	2,645	147
Sigma-Aldrich Corp.	2,528	123
		3,504
Computer - Internet Services & Software — 1.8%
Akamai Technologies, Inc.*#	3,189	92
eBay, Inc.*	21,972	857
Google, Inc.*	4,448	2,523
Juniper Networks, Inc.*	9,901	362
Symantec Corp.*	17,321	336
Yahoo!, Inc.*	25,945	696
		4,866
Computer - Network Products & Services — 2.8%
Cisco Systems, Inc.*	117,303	3,884
Intel Corp.	112,472	2,909
International Game Technology, Inc.	6,463	279
Network Appliance, Inc.*	6,852	184
Sun Microsystems, Inc.*	68,128	382
VeriSign, Inc.*	4,696	158
		7,796
Computer Services & Software — 3.8%
Adobe Systems, Inc.*	11,332	495
Affiliated Computer Services, Inc.*	1,917	96
Autodesk, Inc.*	4,429	221
Automatic Data Processing, Inc.	10,227	470
BMC Software, Inc.*	3,874	121
CA, Inc.	7,484	192
Citrix Systems, Inc.*	3,461	140
Cognizant Technology Solutions, Inc.*	2,784	222
Computer Sciences Corp.*	3,350	187
Compuware Corp.*	5,836	47
Electronic Arts, Inc.*	5,990	335
Electronic Data Systems Corp.	9,801	214
EMC Corp.*	40,391	840
Intuit, Inc.*	6,526	198
Lexmark International, Inc.*#	1,819	76
Microsoft Corp.	155,283	4,575
NCR Corp.*	3,476	173

	Number of	Value
	Shares	(000)†
Computer Services & Software — (continued)
Novell, Inc.*	6,737	$51
Oracle Corp.*	75,823	1,642
Unisys Corp.*	6,739	45
		10,340
Computers & Office Equipment — 3.5%
Apple, Inc.*	16,748	2,571
Dell, Inc.*	43,748	1,207
Hewlett-Packard Co.	49,650	2,472
International Business Machines Corp.	26,199	3,086
Xerox Corp.*	18,023	313
		9,649
Consumer Products — 1.8%
Altria Group, Inc.	40,544	2,819
Brunswick Corp.	1,712	39
Clorox Co.	2,664	162
Fortune Brands, Inc.	2,949	240
Hasbro, Inc.	3,081	86
Mattel, Inc.	7,599	178
Newell Rubbermaid, Inc.	5,321	153
NIKE, Inc.	7,445	437
Polo Ralph Lauren Corp.	1,153	90
Reynolds American, Inc.#	3,295	210
UST, Inc.	3,069	152
V.F. Corp.	1,711	138
Whirlpool Corp.	1,502	134
		4,838
Containers — 0.1%
Ball Corp.	1,972	106
Bemis Co., Inc.	2,012	59
Pactiv Corp.*	2,517	72
		237
Cosmetics & Toiletries — 2.2%
Avon Products, Inc.	8,332	313
Colgate-Palmolive Co.	9,821	700
Kimberly-Clark Corp.	8,196	576
Procter & Gamble Co.	60,102	4,228
The Estee Lauder Cos., Inc.	2,207	94
		5,911
Diversified Operations — 4.6%
3M Co.	13,785	1,290
Ashland, Inc.	1,076	65
Eaton Corp.	2,806	278
General Electric Co.	197,330	8,169
Honeywell International, Inc.	14,413	857
Illinois Tool Works, Inc.	8,080	482
International Flavors & Fragrances, Inc.	1,719	91
ITT Corp.	3,487	237
Leggett & Platt, Inc.	3,364	64
Leucadia National Corp.	3,170	153
Patterson Cos., Inc.*	2,695	104
Textron, Inc.	4,809	299
Tyco International Ltd.	9,574	425
		12,514
Education — 0.1%
Apollo Group, Inc.*	2,736	165

Electronic Components & Semiconductors — 2.0%
Advanced Micro Devices, Inc.*#	10,592	140
Agilent Technologies, Inc.*	7,444	275
Altera Corp.	6,857	165
Analog Devices, Inc.	5,993	217
Applied Materials, Inc.	26,540	549

	Number of	Value
	Shares	(000)†
Electronic Components & Semiconductors — (continued)
Broadcom Corp.*	9,034	$329
Jabil Circuit, Inc.	3,997	91
KLA-Tencor Corp.	3,719	207
Linear Technology Corp.#	4,275	150
LSI Corp.*	13,790	102
MEMC Electronic Materials, Inc.*	4,334	255
Microchip Technology, Inc.	4,187	152
Micron Technology, Inc.*	14,576	162
Molex, Inc.	2,765	74
National Semiconductor Corp.	4,629	126
Novellus Systems, Inc.*	2,384	65
NVIDIA Corp.*	10,569	383
QLogic Corp.*	2,829	38
SanDisk Corp.*	4,388	242
Solectron Corp.*	17,601	69
Tektronix, Inc.	1,462	41
Teradyne, Inc.*	3,652	50
Texas Instruments, Inc.	27,522	1,007
Tyco Electronics Ltd.	9,575	339
Xilinx, Inc.	5,698	149
		5,377
Energy Resources & Services — 3.7%
AES Corp.*	12,876	258
Allegheny Energy, Inc.*	3,198	167
Ameren Corp.	3,998	210
American Electric Power Co., Inc.	7,688	354
Centerpoint Energy, Inc.	6,185	99
CMS Energy Corp.#	4,325	73
CONSOL Energy, Inc.	3,511	164
Consolidated Edison, Inc.	5,218	242
Constellation Energy Group	3,476	298
Cooper Industries Ltd.	3,537	181
Dominion Resources, Inc.	5,604	472
DTE Energy Co.#	3,286	159
Duke Energy Corp.	24,270	454
Dynegy, Inc.*	9,544	88
Edison International	6,274	348
Emerson Electric Co.	15,253	812
Entergy Corp.	3,768	408
Exelon Corp.	12,983	978
FirstEnergy Corp.	5,870	372
FPL Group, Inc.	7,835	477
Integrys Energy Group, Inc.	1,463	75
NiSource, Inc.	5,280	101
Peabody Energy Corp.	5,113	245
PG&E Corp.	6,805	325
Pinnacle West Capital Corp.#	1,931	76
PPL Corp.	7,378	342
Progress Energy, Inc.	4,986	234
Public Service Enterprise Group, Inc.	4,897	431
Questar Corp.	3,324	175
Southern Co.	14,567	528
Teco Energy, Inc.	4,054	67
TXU Corp.	8,881	608
Xcel Energy, Inc.#	8,086	174
		9,995
Entertainment & Leisure — 0.7%
Carnival Corp.	8,403	407
Harrah’s Entertainment, Inc.	3,606	313
The Walt Disney Co.	37,380	1,285
		2,005

	Number of	Value
	Shares	(000)†
Fiber Optics — 0.0%
JDS Uniphase Corp.*	4,076	$61

Finance — 9.7%
Ambac Financial Group, Inc.	1,959	123
American Capital Strategies Ltd.#	3,619	155
American Express Co.	22,781	1,353
Ameriprise Financial, Inc.	4,531	286
Bank of New York Mellon Corp.	21,913	967
Bear Stearns Cos., Inc.	2,236	275
Capital One Financial Corp.	8,044	534
Charles Schwab Corp.	18,253	394
CIT Group, Inc.	3,674	148
Citigroup, Inc.	95,804	4,471
CME Group, Inc.	1,023	601
Countrywide Financial Corp.	11,093	211
Discover Financial Services	9,191	191
E*TRADE Financial Corp.*	8,189	107
Equifax, Inc.	2,748	105
Federal National Mortgage Association	18,747	1,140
Federated Investors, Inc.	1,686	67
Fidelity National Information Services, Inc.	3,271	145
Franklin Resources, Inc.	3,126	399
Freddie Mac	12,520	739
Goldman Sachs Group, Inc.	7,812	1,693
H&R Block, Inc.	6,252	132
IntercontinentalExchange, Inc.*	1,334	203
Janus Capital Group, Inc.	3,039	86
JPMorgan Chase & Co.	65,170	2,986
Legg Mason, Inc.	2,556	215
Lehman Brothers Holdings, Inc.#	10,222	631
MBIA, Inc.#	2,437	149
Merrill Lynch & Co., Inc.	16,599	1,183
Moody’s Corp.#	4,266	215
Morgan Stanley#	20,270	1,277
Paychex, Inc.	6,551	269
Prudential Financial, Inc.	8,839	863
SLM Corp.	7,946	395
State Street Corp.#	7,501	511
Synovus Financial Corp.	6,305	177
T. Rowe Price Group, Inc.	5,106	284
Washington Mutual, Inc.	16,865	595
Wells Fargo & Co.	64,372	2,293
		26,568
Financial Services — 0.1%
Western Union Co.	14,880	312

Food & Beverages — 3.5%
Anheuser-Busch Co., Inc.	14,435	722
Brown-Forman Corp.	1,665	125
Campbell Soup Co.	4,327	160
Coca-Cola Co.	38,318	2,202
Coca-Cola Enterprises, Inc.	5,489	133
ConAgra Foods, Inc.	9,433	246
Constellation Brands, Inc.*	3,736	90
Dean Foods Co.	2,494	64
General Mills, Inc.	6,359	369
Heinz (H.J.) Co.	6,146	284
Kellogg Co.	5,109	286
Kraft Foods, Inc.	30,365	1,048
McCormick & Co., Inc.	2,497	90
Molson Coors Brewing Co.	1,312	131
PepsiCo, Inc.	31,118	2,280

	Number of	Value
	Shares	(000)†
Food & Beverages — (continued)
Sara Lee Corp.	13,953	$233
Sysco Corp.	11,747	418
The Hershey Co.	3,255	151
The Pepsi Bottling Group, Inc.	2,698	100
Tyson Foods, Inc.	5,297	95
Wm. Wrigley Jr. Co.	4,183	269
		9,496
Forest Products — 0.1%
Plum Creek Timber Co.#	3,362	150

Healthcare — 0.9%
Coventry Health Care, Inc.*	3,010	187
Humana, Inc.*	3,246	227
IMS Health, Inc.	3,754	115
McKesson Corp.	5,700	335
Medco Health Solutions, Inc.*	5,214	471
Tenet Healthcare Corp.*	9,126	31
UnitedHealth Group, Inc.	25,515	1,236
		2,602
Hotels & Resorts — 0.3%
Hilton Hotels Corp.	7,518	350
Marriott International, Inc.	6,154	268
Wyndham Worldwide Corp.	3,439	113
		731
Human Resources — 0.0%
Robert Half International, Inc.	3,157	94

Instruments - Controls — 0.5%
Johnson Controls, Inc.	3,813	450
Millipore Corp.*	1,039	79
Parker Hannifin Corp.#	2,237	250
PerkinElmer, Inc.	2,336	68
Thermo Fisher Scientific, Inc.*	8,215	474
Waters Corp.*	1,922	129
		1,450
Insurance — 4.5%
ACE Ltd.	6,336	384
Aetna, Inc.	9,849	534
AFLAC, Inc.	9,407	537
American International Group, Inc.	49,387	3,341
Aon Corp.#	5,638	253
Assurant, Inc.	1,858	99
Chubb Corp.	7,574	406
CIGNA Corp.	5,447	290
Cincinnati Financial Corp.	3,312	143
Genworth Financial, Inc.	8,525	262
Hartford Financial Services Group, Inc.	6,118	566
Lincoln National Corp.	5,213	344
Loews Corp.	8,562	414
Marsh & McLennan Cos., Inc.#	10,438	266
MetLife, Inc.	14,306	998
MGIC Investment Corp.#	1,578	51
Principal Financial Group, Inc.	5,115	323
Progressive Corp.	13,945	271
SAFECO Corp.	2,004	123
The Allstate Corp.	11,266	644
The Travelers Cos., Inc.	12,643	636
Torchmark Corp.	1,842	115
Unum Group	6,948	170
WellPoint, Inc.*	11,629	918
XL Capital Ltd.	3,500	277
		12,365

	Number of	Value
	Shares	(000)†
Machinery & Heavy Equipment — 1.2%
Black & Decker Corp.	1,265	$105
Caterpillar, Inc.	12,309	965
Cummins, Inc.	2,003	256
Danaher Corp.	4,748	393
Deere & Co.	4,273	634
Dover Corp.	3,939	201
Ingersoll-Rand Co.	5,520	301
Snap-On, Inc.	1,115	55
Terex Corp.*	1,962	175
The Stanley Works	1,580	89
		3,174
Medical Products — 0.1%
Covidien Ltd.*	9,575	397

Medical Services — 0.0%
Manor Care, Inc.	1,409	91

Medical Services & Equipment — 2.3%
Amgen, Inc.*	20,929	1,184
Bausch & Lomb, Inc.	1,067	68
Baxter International, Inc.	12,416	699
Becton, Dickinson & Co.	4,687	385
C.R. Bard, Inc.	1,990	175
Cardinal Health, Inc.	7,020	439
Celgene Corp.*	7,370	526
Genzyme Corp.*	5,078	315
Laboratory Corp. of America Holdings*#	2,259	177
Medtronic, Inc.	21,841	1,232
Quest Diagnostics, Inc.	3,010	174
St. Jude Medical, Inc.*	6,565	289
Stryker Corp.	4,569	314
Zimmer Holdings, Inc.*	4,548	368
		6,345
Medical Supplies & Equipment — 0.2%
Boston Scientific Corp.*	25,693	358
Varian Medical Systems, Inc.*	2,434	102
		460
Metal Components & Products — 0.7%
Alcoa, Inc.	17,025	666
Allegheny Technologies, Inc.	1,968	216
Nucor Corp.	5,544	330
Precision Castparts Corp.	2,654	393
United States Steel Corp.	2,276	241
		1,846
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	7,351	771
Newmont Mining Corp.	8,696	389
		1,160
Office Equipment & Services — 0.1%
Pitney Bowes, Inc.	4,234	192

Office Supplies — 0.0%
Avery Dennison Corp.	2,050	117

Oil & Gas — 11.0%
Anadarko Petroleum Corp.	8,934	480
Apache Corp.	6,394	576
Baker Hughes, Inc.	6,154	556
BJ Services Co.	5,616	149
Chesapeake Energy Corp.	7,902	279
Chevron Corp.	41,054	3,842
ConocoPhillips	31,337	2,750

	Number of	Value
	Shares	(000)†
Oil & Gas — (continued)
Devon Energy Corp.	8,589	$715
El Paso Energy Corp.	13,492	229
ENSCO International, Inc.	2,850	160
EOG Resources, Inc.	4,714	341
Exxon Mobil Corp.	106,815	9,887
Halliburton Co.	17,143	658
Hess Corp.	5,328	354
Marathon Oil Corp.	13,117	748
Murphy Oil Corp.	3,630	254
Nabors Industries Ltd.*	5,415	167
National-Oilwell Varco, Inc.*	3,430	496
NICOR, Inc.	868	37
Noble Corp.	5,170	254
Occidental Petroleum Corp.	15,999	1,025
Rowan Cos., Inc.	2,128	78
Schlumberger Ltd.	22,957	2,410
Sempra Energy	5,084	295
Smith International, Inc.	3,861	276
Spectra Energy Corp.	12,174	298
Sunoco, Inc.	2,318	164
Tesoro Corp.	2,635	121
The Williams Cos., Inc.	11,559	394
Transocean, Inc.*	5,571	630
Valero Energy Corp.	10,666	717
Weatherford International Ltd.*	6,490	436
XTO Energy, Inc.	7,430	459
		30,235
Paper & Related Products — 0.3%
International Paper Co.	8,274	297
MeadWestvaco Corp.	3,532	104
Sealed Air Corp.	3,110	79
Temple-Inland, Inc.	2,040	107
Weyerhaeuser Co.	4,157	301
		888
Pharmaceuticals — 6.5%
Abbott Laboratories	29,763	1,596
Allergan, Inc.	5,922	382
AmerisourceBergen Corp.	3,469	157
Applera Corp. - Applied Biosystems Group	3,531	122
Barr Pharmaceuticals, Inc.*	2,064	117
Biogen Idec, Inc.*	5,545	368
Bristol-Myers Squibb Co.	38,092	1,098
Eli Lilly & Co.	19,005	1,082
Express Scripts, Inc.*	4,965	277
Forest Laboratories, Inc.*	6,088	227
Gilead Sciences, Inc.*	17,840	729
Hospira, Inc.*	3,025	125
Johnson & Johnson	55,745	3,662
King Pharmaceuticals, Inc.*	4,702	55
Merck & Co., Inc.	41,914	2,167
Mylan, Inc.	4,791	76
Pfizer, Inc.	133,408	3,259
Schering-Plough Corp.	31,187	986
Watson Pharmaceuticals, Inc.*	1,974	64
Wyeth	25,896	1,154
		17,703
Photography Equipment & Supplies — 0.1%
Eastman Kodak Co.#	5,527	148

	Number of	Value
	Shares	(000)†
Printing & Publishing — 0.1%
Donnelley (R.R.) & Sons Co.	4,277	$156
Dow Jones & Co., Inc.	1,256	75
New York Times Co.	2,771	55
Tribune Co.	1,482	40
		326
Restaurants — 0.8%
Darden Restaurants, Inc.	2,728	114
McDonald’s Corp.	22,952	1,250
Starbucks Corp.*	14,353	376
Wendy’s International, Inc.	1,681	59
Yum! Brands, Inc.	10,013	339
		2,138
Retail — 4.7%
Abercrombie & Fitch Co.	1,669	135
Amazon.com, Inc.*#	5,885	548
AutoNation, Inc.*	2,918	52
AutoZone, Inc.*	881	102
Bed Bath & Beyond, Inc.*	5,225	178
Best Buy Co., Inc.	7,666	353
Big Lots, Inc.*#	1,960	58
Circuit City Stores, Inc.#	3,245	26
Coach, Inc.*	7,185	340
Costco Wholesale Corp.	8,434	518
CVS Caremark Corp.	28,520	1,130
Dillard’s, Inc.#	1,171	26
Family Dollar Stores, Inc.	2,803	74
Gap, Inc.	9,531	176
Home Depot, Inc.	32,520	1,055
J.C. Penney Co., Inc.	4,268	270
Kohl’s Corp.*	6,120	351
Kroger Co.	13,625	389
Limited Brands, Inc.	6,140	141
Liz Claiborne, Inc.	1,969	68
Lowe’s Cos., Inc.	28,476	798
Macy’s, Inc.	8,349	270
Nordstrom, Inc.	3,809	179
Office Depot, Inc.*	5,253	108
OfficeMax, Inc.	1,450	50
RadioShack Corp.#	2,653	55
Safeway, Inc.	8,456	280
Sears Holding Corp.*#	1,458	185
Sherwin-Williams Co.	2,091	137
Staples, Inc.	13,749	295
SUPERVALU, Inc.	4,046	158
Target Corp.	16,304	1,036
The TJX Companies, Inc.	8,562	249
Tiffany & Co.	2,633	138
Walgreen Co.	19,136	904
Wal-Mart Stores, Inc.	46,226	2,018
Whole Foods Market, Inc.#	2,676	131
		12,981
Services - Commercial — 0.2%
Cintas Corp.	2,597	96
Convergys Corp.*	2,611	45
Fiserv, Inc.*	3,213	163
Fluor Corp.	1,700	245
IAC/InterActiveCorp*	3,679	109
		658

	Number of	Value
	Shares	(000)†
Telecommunications — 4.9%
Alltel Corp.	6,748	$470
AT&T, Inc.	117,459	4,970
Avaya, Inc.*	8,800	149
CenturyTel, Inc.	2,155	100
Ciena Corp.*	1,656	63
Citizens Communications Co.#	6,552	94
Corning, Inc.	30,294	747
Embarq Corp.	2,938	163
L-3 Communications Holdings, Inc.	2,427	248
Motorola, Inc.	44,576	826
QUALCOMM, Inc.	32,243	1,363
Qwest Communications International, Inc.*	30,769	282
Sprint Nextel Corp.	54,822	1,042
Tellabs, Inc.*	8,441	80
The E.W. Scripps Co.	1,728	73
Verizon Communications, Inc.	55,899	2,475
Windstream Corp.#	9,194	130
		13,275
Textiles & Apparel — 0.0%
Jones Apparel Group, Inc.#	1,799	38

Transportation & Related Services — 1.6%
Burlington Northern Santa Fe Corp.	5,785	470
C.H. Robinson Worldwide, Inc.	3,324	180
CSX Corp.	8,454	361
FedEx Corp.	5,946	623
Norfolk Southern Corp.	7,580	393
Ryder Systems, Inc.	1,152	56
Southwest Airlines Co.	14,392	213
Union Pacific Corp.	5,130	580
United Parcel Service, Inc.	20,217	1,518
		4,394
Waste Management — 0.2%
Allied Waste Industries, Inc.*	5,553	71
Waste Management, Inc.	9,997	377
		448
Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.	1,381	126

TOTAL COMMON STOCKS
(Cost $213,756)		256,105

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Apartments — 0.3%
Apartment Investment & Management Co.	1,863	84
Archstone-Smith Trust#	4,307	259
AvalonBay Communities, Inc.	1,535	181
Equity Residential Properties Trust#	5,337	226
		750
Building & Real Estate — 0.1%
Kimco Realty Corp.	4,857	220

Diversified Operations — 0.1%
Vornado Realty Trust	2,576	282

Hotels & Resorts — 0.2%
Host Hotels & Resorts, Inc.#	10,058	226
Starwood Hotels & Resorts Worldwide, Inc.	4,041	245
		471

	Number of	Value
	Shares	(000)†
Industrial — 0.1%
Prologis	4,948	$328

Office Property — 0.1%
Boston Properties, Inc.	2,292	238

Regional Malls — 0.2%
General Growth Properties, Inc.	4,729	254
Simon Property Group, Inc.	4,302	430
		684
Storage — 0.1%
Public Storage	2,397	188

Strip Centers — 0.0%
Developers Diversified Realty Corp.	2,391	134

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,612)		3,295

RIGHTS — 0.0%
Seagate Tax Refund Rights* (Cost $0)	4,100	0

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Provident Institutional Funds - TempCash (Cost $4,346)	4,346,085	4,346

	Par
	(000)
U. S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills
4.730%, 02/07/08^^	$20	20
4.730%, 02/07/08^^	30	30
4.810%, 02/07/08^^	135	133

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $182)		183

SECURITIES LENDING COLLATERAL — 3.5%
Bank of Montreal Time Deposit
5.200%, 10/01/07	329	329
Barclays Time Deposit
5.170%, 10/01/07	329	329
Citigroup Variable Rate Master Note
5.350%, 10/01/07	147	147
Dexia Time Deposit
5.250%, 10/01/07	329	329
Fed Funds
4.540%, 10/01/07	721	721
Institutional Money Market Trust
5.398%, 10/01/07	7,187	7,187
IXIS Time Deposit
5.220%, 10/01/07	329	329
National Bank of Canada Time Deposit
5.220%, 10/01/07	329	329

TOTAL SECURITIES LENDING COLLATERAL
(Cost $9,700)		$9,700

TOTAL INVESTMENTS — 100.0%
(Cost $230,596) (a)		$273,629

† See Security Valuation Note.
* Non-income producing security.
# Security position is either entirely or partially on loan.
^^ Market value held as collateral for the open futures contract.

(a) At September 30, 2007, the cost for Federal income tax purposes was $232,771,922. Net unrealized appreciation was $40,857,249. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $75,479,426 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $34,622,177.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

MID CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 81.3%
Advertising — 0.7%
Focus Mesia Holding Ltd., ADR*#	15,610	$906

Agricultural Products — 0.4%
The Mosaic Co.*	10,380	555

Automobiles & Related — 1.3%
Oshkosh Truck Corp.	11,620	720
The Goodyear Tire & Rubber Co.*	28,900	879
		1,599
Banking — 0.9%
Northern Trust Corp.	17,180	1,138

Broadcast/Media — 0.2%
Central European Media Enterprises Ltd.*	3,370	309

Chemicals — 1.1%
Air Products & Chemicals, Inc.	13,910	1,360

Computer - Internet Services & Software — 5.1%
Expedia, Inc.*	34,120	1,088
Juniper Networks, Inc.*	56,130	2,055
Priceline.com, Inc.*	5,730	508
SINA Corp.*	16,590	794
VeriSign, Inc.*#	62,090	2,095
		6,540
Computer - Network Products & Services — 2.4%
Atheros Communications*	17,380	521
F5 Networks, Inc.*	48,100	1,789
Foundry Networks, Inc.*	43,490	773
		3,083
Computer Services & Software — 5.4%
Activision, Inc.*#	50,720	1,095
Citrix Systems, Inc.*#	30,750	1,240
Electronic Arts, Inc.*	26,490	1,483
Omniture, Inc.*	18,950	575
Salesforce.com, Inc.*	19,590	1,005
VeriFone Holdings, Inc.*#	33,370	1,479
		6,877
Containers — 1.3%
Owens-Illinois, Inc.*	39,640	1,643

Diversified Operations — 1.6%
Harsco Corp.	20,520	1,216
SPX Corp.	9,310	862
		2,078
Education — 1.0%
Apollo Group, Inc.*	21,410	1,288

Electronic Components & Semiconductors — 9.7%
Altera Corp.	41,580	1,001
AMETEK, Inc.	22,715	982
Broadcom Corp., Class A*	55,680	2,029
Cavium Networks, Inc.*	20,610	670
Garmin Ltd.*#	9,170	1,095
Intersil Corp., Class A	37,650	1,259
KLA-Tencor Corp.	24,370	1,359
NVIDIA Corp.*	50,880	1,844
ON Semiconductor Corp.*	41,650	523
Varian Semiconductor Equipment Associates, Inc.*	29,092	1,557
		12,319

	Number of	Value
	Shares	(000)†
Energy Resources & Services — 0.5%
NRG Energy, Inc.*#	14,250	$603

Entertainment & Leisure — 1.3%
GameStop Corp.*	29,630	1,670

Finance — 6.6%
Affiliated Managers Group, Inc.*#	6,225	794
Intercontinental Exchange, Inc.*	11,410	1,733
MasterCard, Inc., Class A	8,320	1,231
Nymex Holdings, Inc.#	9,520	1,239
Paychex, Inc.	34,420	1,411
T. Rowe Price Group, Inc.	36,260	2,019
		8,427
Food & Beverages — 3.3%
Hansen Natural Corp.*	22,540	1,278
The Pepsi Bottling Group, Inc.	28,470	1,058
Wm. Wrigley Jr. Co.	28,060	1,802
		4,138
Hotels & Gaming — 2.5%
WMS Industries, Inc.*	35,355	1,170
Wynn Resorts Ltd.	12,350	1,946
		3,116
Insurance — 0.5%
Aon Corp.#	12,740	571

Machinery & Heavy Equipment — 0.9%
Agco Corp.*	11,380	578
Cummins, Inc.	4,850	620
		1,198
Manufacturing — 2.0%
First Solar, Inc.*	9,770	1,150
Roper Industries, Inc.	21,210	1,389
		2,539
Medical Services & Equipment — 4.1%
DENTSPLY International, Inc.	19,190	799
Health Net, Inc.*	13,310	719
Henry Schein, Inc.*	10,320	628
Intuitive Surgical, Inc.*#	5,920	1,362
Laboratory Corp. of America Holdings*	2,460	192
St. Jude Medical, Inc.*	33,340	1,469
		5,169
Medical Supplies & Equipment — 1.1%
Hologic, Inc.*#	13,410	818
Kinetic Concepts, Inc.*#	11,380	640
		1,458
Metal Components & Products — 1.9%
Precision Castparts Corp.	16,110	2,384

Metals & Mining — 0.5%
Steel Dynamics, Inc.	12,260	573

Oil & Gas — 8.9%
Cameron International Corp.*	17,430	1,609
Diamond Offshore Drilling, Inc.#	11,390	1,290
National-Oilwell Varco, Inc.*	12,740	1,841
Quicksilver Resources, Inc.*	23,020	1,083
Range Resources Corp.	38,555	1,568
Southwestern Energy Co.*	31,300	1,310

	Number of	Value
	Shares	(000)†
Oil & Gas — (continued)
The Williams Cos., Inc.	40,710	$1,387
Weatherford International Ltd.*	17,980	1,208
		11,296
Pharmaceuticals — 4.7%
Alexion Pharmaceuticals, Inc.*	17,180	1,119
Allergan, Inc.	25,390	1,637
BioMarin Pharmaceuticals, Inc.*	14,000	349
Express Scripts, Inc.*	28,780	1,606
Shire Plc ADR	17,580	1,301
		6,012
Retail — 2.9%
Coach, Inc.*	37,160	1,757
J. Crew Group, Inc.*#	15,750	654
Under Armour, Inc., Class A*#	10,620	635
Zumiez, Inc.*#	13,430	596
		3,642
Services - Commercial — 2.2%
Corrections Corporation Of America*	10,720	280
McDermott International, Inc.*	15,230	824
The Shaw Group, Inc.*	15,040	874
VistaPrint Ltd.*#	23,160	865
		2,843
Telecommunications — 3.3%
Crown Castle International Corp.*#	28,490	1,158
NII Holdings, Inc.*#	36,900	3,031
		4,189
Textiles & Apparel — 1.6%
Crocs, Inc.*	8,250	555
Guess?, Inc.#	30,570	1,499
		2,054
Transportation & Related Services — 1.2%
C.H. Robinson Worldwide, Inc.	27,190	1,476

Waste Management — 0.2%
Stericycle, Inc.*	4,230	242

TOTAL COMMON STOCKS
(Cost $79,682)		103,295

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Provident Institutional Funds - TempCash (Cost $3,830)	3,829,865	3,830

	Par
	(000)
SECURITIES LENDING COLLATERAL— 15.7%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$649	649
Barclays Time Deposit
5.170%, 10/01/07	649	649
Citigroup Variable Rate Master Note
5.350%, 10/01/07	1,009	1,009
Dexia Time Deposit
5.250%, 10/01/07	648	648
Fed Funds
4.540%, 10/01/07	1,422	1,422

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL— (continued)
Institutional Money Market Trust
5.398%, 10/01/07	$14,322	$14,322
IXIS Time Deposit
5.220%, 10/01/07	648	648
National Bank of Canada Time Deposit
5.220%, 10/01/07	648	648

TOTAL SECURITIES LENDING COLLATERAL (Cost $19,995)		19,995

TOTAL INVESTMENTS — 100.0% (Cost $103,507) (a)		$127,120

† See Security Valuation Note.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR - American Depository Receipt
Plc - Public Limited Company

(a) At September 30, 2007, the cost for Federal income tax purposes was $103,563,118. Net unrealized appreciation was $23,557,027. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $24,116,039 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $559,012.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

MID CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 81.9%
Aerospace & Defense — 3.0%
Empresa Brasileira de Aeronautic S.A. ADR#	45,300	$1,990
Spirit Aerosystems Holdings, Inc.*	66,300	2,582
		4,572
Automobiles & Related — 1.0%
Harley-Davidson, Inc.#	31,500	1,456

Banking — 1.0%
The Colonial BancGroup, Inc.	72,800	1,574

Broadcast/Media — 1.0%
The McGraw-Hill Cos., Inc.	29,100	1,481

Building & Real Estate — 3.8%
iStar Financial, Inc.#	51,700	1,757
KB Home	36,800	922
NVR, Inc.*#	4,800	2,257
The Ryland Group, Inc.#	39,300	842
		5,778
Computer - Internet Services & Software — 1.1%
Check Point Software Technologies Ltd.*	63,100	1,589

Computer Services & Software — 3.0%
Activision, Inc.*#	75,400	1,628
Affiliated Computer Services, Inc.*	16,400	824
Take-Two Interactive Software, Inc.*#	120,400	2,056
		4,508
Consumer Products — 0.9%
Whirlpool Corp.	15,900	1,417

Diversified Operations — 1.4%
Eaton Corp.	21,300	2,109

Electronic Components & Semiconductors — 1.9%
Avnet, Inc.*	23,300	929
International Rectifier Corp.*	60,200	1,986
		2,915
Energy Resources & Services — 10.6%
Constellation Energy Group	30,100	2,582
DPL, Inc.#	94,500	2,482
FirstEnergy Corp.	40,900	2,591
McDermott International, Inc.*	45,800	2,477
Mirant Corp.*	46,300	1,883
NRG Energy, Inc.*#	46,700	1,975
PPL Corp.	44,700	2,070
		16,060
Finance — 4.2%
Bear Stearns Cos., Inc.#	19,500	2,395
Jefferies Group, Inc.	78,000	2,171
Morgan Stanley	28,500	1,795
		6,361
Food & Beverages — 5.6%
ConAgra Foods, Inc.	94,000	2,456
Constellation Brands, Inc.*#	98,100	2,375
Smithfield Foods, Inc.*	62,900	1,981
Tyson Foods, Inc.	91,800	1,639
		8,451
Healthcare — 1.7%
Coventry Health Care, Inc.*	20,150	1,253
NBTY, Inc.*	31,000	1,259
		2,512

	Number of	Value
	Shares	(000)†
Insurance — 8.9%
Aetna, Inc.	41,800	$2,268
Assurant, Inc.	46,800	2,504
CIGNA Corp.	47,000	2,505
Endurance Specialty Holdings Ltd.	39,200	1,629
Fidelity National Financial, Inc.	93,700	1,638
StanCorp Financial Group, Inc.	34,200	1,693
The PMI Group, Inc.	39,200	1,282
		13,519
Machinery & Heavy Equipment — 3.3%
Joy Global, Inc.	41,800	2,126
Terex Corp.*	31,400	2,795
		4,921
Manufacturing — 2.6%
Chicago Bridge & Iron Co. NV	62,300	2,683
Sterlite Industries (India) Ltd.*	68,800	1,273
		3,956
Medical Products — 0.8%
Covidien Ltd.*	30,800	1,278

Metal Components & Products — 1.3%
United States Steel Corp.	18,200	1,928

Metals & Mining — 4.4%
Cleveland-Cliffs, Inc.#	13,700	1,205
Freeport-McMoRan Copper & Gold, Inc.	27,400	2,874
Teck Cominco Ltd.	52,200	2,490
		6,569
Oil & Gas — 8.9%
Canadian Natural Resources Ltd.	31,600	2,394
Denbury Resources, Inc.*	42,700	1,908
National-Oilwell Varco, Inc.*	11,700	1,691
Noble Corp.	49,600	2,433
Oceaneering International, Inc.*	24,200	1,834
Southwestern Energy Co.*	25,200	1,055
Talisman Energy, Inc.	52,595	1,036
XTO Energy, Inc.	18,642	1,153
		13,504
Pharmaceuticals — 2.7%
Endo Pharmaceuticals Holdings, Inc.*	53,500	1,659
Shire PLC ADR	32,400	2,397
		4,056
Retail — 5.9%
Abercrombie & Fitch Co.	5,700	460
Aeropostale, Inc.*	39,700	757
J.C. Penney Co., Inc.	27,600	1,749
Liz Claiborne, Inc.	74,400	2,554
Macy’s, Inc.	34,300	1,109
Saks, Inc.	46,000	789
The TJX Cos., Inc.	51,100	1,485
		8,903
Telecommunications — 2.1%
Arris Group, Inc.*#	86,900	1,073
L-3 Communications Holdings, Inc.	21,200	2,165
		3,238
Transportation & Related Services — 0.8%
Ship Finance International Ltd.#	46,297	1,216

TOTAL COMMON STOCKS
(Cost $107,752)		123,871

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS — 3.6%
Diversified Operations — 1.3%
Colonial Properties Trust#	32,900	$1,129
First Industrial Realty Trust, Inc.#	21,000	816
		1,945
Healthcare — 0.8%
Ventas, Inc.	28,800	1,192

Real Estate — 0.7%
Annaly Captial Management, Inc.	67,800	1,080

Strip Centers — 0.8%
Developers Diversified Realty Corp.	22,100	1,235

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $5,548)		5,452

SHORT-TERM INVESTMENTS — 1.0%
BlackRock Provident Institutional Funds - FedFund	737,843	738
BlackRock Provident Institutional Funds - TempFund	737,844	738

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,476)		1,476

	Par
	(000)
SECURITIES LENDING COLLATERAL— 13.5%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$704	704
Barclays Time Deposit
5.170%, 10/01/07	704	704
Dexia Time Deposit
5.250%, 10/01/07	704	704
Fed Funds
4.540%, 10/01/07	1,545	1,545
Institutional Money Market Trust
5.398%, 10/01/07	15,317	15,317
IXIS Time Deposit
5.220%, 10/01/07	704	704
National Bank of Canada Time Deposit
5.220%, 10/01/07	704	704

TOTAL SECURITIES LENDING COLLATERAL
(Cost $20,382)		20,382

TOTAL INVESTMENTS — 100.0%
(Cost $135,158) (a)		$151,181

† See Security Valuation Note.
* Non-income producing security.
# Security position is either entirely or partially on loan.
ADR - American Depository Receipt
PLC - Public Limited Company

(a) At September 30, 2007, the cost for Federal income tax purposes was $135,328,413. Net unrealized appreciation was $15,852,519. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $21,980,939 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $6,128,420.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

STRATEGIC VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 84.5%
Advertising — 4.5%
Interpublic Group of Cos., Inc.*	119,900	$1,245
R.H. Donnelley Corp.*	22,300	1,249
		2,494
Agricultural Products — 3.3%
Monsanto Co.	6,000	514
Potash Corp. of Saskatchewan, Inc.#	1,100	116
The Mosaic Co.*	22,600	1,210
		1,840
Automobiles & Related — 2.7%
ArvinMeritor, Inc.#	13,300	224
Genuine Parts Co.	17,400	870
The Goodyear Tire & Rubber Co.*	13,300	404
		1,498
Building Products & Supplies — 0.3%
Owens Corning, Inc.*#	3,900	98
The Valspar Corp.	3,400	93
		191
Chemicals — 1.7%
Eastman Chemical Co.	14,500	968

Computer - Internet Services & Software — 2.3%
McAfee, Inc.*	33,700	1,175
Openwave Systems, Inc.	19,700	86
		1,261
Computer Services & Software — 3.0%
Cadence Design Systems, Inc.*	48,900	1,085
Sybase, Inc.*	26,100	604
		1,689
Consumer Products — 1.1%
Newell Rubbermaid, Inc.	21,400	617

Containers — 2.8%
Ball Corp.	17,700	951
Pactiv Corp.*	21,900	628
		1,579
Energy Resources & Services — 9.7%
Ameren Corp.#	21,300	1,118
CMS Energy Corp.#	54,300	913
Hubbell, Inc.	15,400	880
NiSource, Inc.	50,600	968
Northeast Utilities, Inc.	38,200	1,091
Puget Energy, Inc.#	16,900	414
		5,384
Fiber Optics — 2.2%
JDS Uniphase Corp.*	80,875	1,210

Food & Beverages — 3.5%
Coca-Cola Enterprises, Inc.	42,200	1,022
Dean Foods Co.	14,600	373
Smithfield Foods, Inc.*	18,400	580
		1,975
Healthcare — 0.7%
HEALTHSOUTH Corp.*#	21,500	376

Insurance — 6.5%
ACE Ltd.	8,300	503
Aetna, Inc.	6,800	369
Conseco, Inc.*	39,600	634
PartnerRe Ltd.	11,400	900
SAFECO Corp.	5,900	361
XL Capital Ltd.	10,500	832
		3,599

	Number of	Value
	Shares	(000)†
Machinery & Heavy Equipment — 2.0%
Cummins, Inc.	3,600	$460
Snap-On, Inc.	13,400	664
		1,124
Manufacturing — 1.2%
Chemtura Corp.	63,900	568
Pentair, Inc.	3,700	123
		691
Medical Services & Equipment — 0.5%
Bausch & Lomb, Inc.	3,600	230
Covidien Ltd.*	1,400	58
		288
Metal Components & Products — 1.5%
Timken Co.	22,900	851

Oil & Gas — 6.7%
EOG Resources, Inc.	15,400	1,114
GlobalSantaFe Corp.	12,400	943
Halliburton Co.	26,581	1,021
Range Resources Corp.	12,300	500
Southwest Gas Corp.	5,600	158
		3,736
Paper & Related Products — 1.8%
Bowater, Inc.#	29,900	446
MeadWestvaco Corp.	18,700	552
		998
Pharmaceuticals — 3.5%
King Pharmaceuticals, Inc.*	73,700	864
Mylan, Inc.	68,000	1,085
		1,949
Printing & Publishing — 2.1%
Donnelley (R.R.) & Sons Co.	28,752	1,051
Idearc, Inc.	3,800	120
		1,171
Restaurants — 1.0%
Brinker International, Inc.	19,750	542

Retail — 5.4%
Foot Locker, Inc.	26,700	409
Kroger Co.	22,500	642
Macy’s, Inc.	13,400	433
OfficeMax, Inc.	25,500	874
Safeway, Inc.	19,400	642
		3,000
Services - Commercial — 1.5%
Arbitron, Inc.	5,300	240
KBR, Inc.*	15,623	606
		846
Telecommunications — 11.2%
ADC Telecommunications, Inc.*	39,800	780
Avaya, Inc.*	34,700	589
CenturyTel, Inc.	12,800	592
Embarq Corp.	20,500	1,140
Qwest Communications International, Inc.*#	191,700	1,756
Tellabs, Inc.*	86,000	819
Windstream Corp.#	40,200	568
		6,244
Waste Management — 1.0%
Allied Waste Industries, Inc.*#	42,700	544

Wholesale Distributor — 0.8%
Grainger (W.W.), Inc.	5,200	474

	Number of	Value
	Shares	(000)†
TOTAL COMMON STOCKS
(Cost $41,252)		$47,139

REAL ESTATE INVESTMENT TRUSTS — 0.7%
Hotels & Resorts — 0.7%
Host Hotels & Resorts, Inc.# (Cost $301)	17,300	388

SHORT-TERM INVESTMENTS — 2.3%
BlackRock Provident Institutional Funds - TempCash	641,603	642
BlackRock Provident Institutional Funds - TempFund	641,602	641

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,283)		1,283

	Par
	(000)
SECURITIES LENDING COLLATERAL— 12.5%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$240	240
Barclays Time Deposit
5.170%, 10/01/07	240	240
Dexia Time Deposit
5.250%, 10/01/07	240	240
Fed Funds
4.540%, 10/01/07	527	527
Institutional Money Market Trust
5.398%, 10/01/07	5,226	5,226
IXIS Time Deposit
5.220%, 10/01/07	240	240
National Bank of Canada Time Deposit
5.220%, 10/01/07	241	241

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,954)		6,954

TOTAL INVESTMENTS — 100.0%
(Cost $49,790) (a)		$55,764

† See Security Valuation Note.
* Non-income producing security.
# Security position is either entirely or partially on loan.

(a) At September 30, 2007, the cost for Federal income tax purposes was $49,984,959. Net unrealized appreciation was $5,779,390. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $8,031,519 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,252,129.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS  — SEPTEMBER 30, 2007 (Unaudited)

SMALL CAP GROWTH FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 91.0%
Aerospace & Defense — 2.6%
EDO Corp.#	14,900	$835
Kaman Corp.	62,800	2,170
		3,005
Automobiles & Related — 1.0%
Spartan Motors, Inc.#	70,000	1,178

Building Products & Supplies — 1.7%
Apogee Enterprises, Inc.	76,600	1,987

Computer - Internet Services & Software — 5.1%
GSI Commerce, Inc.*#	45,800	1,218
Perficient, Inc.*	104,700	2,290
S1 Corp.*	86,715	785
Vocus, Inc.*	54,600	1,596
		5,889
Computer - Network Products & Services — 5.9%
Atheros Communications*	58,000	1,738
Sigma Designs, Inc.*	72,600	3,502
Stratasys, Inc.*#	59,800	1,648
		6,888
Computer Services & Software — 7.6%
BluePhoenix Solutions Ltd.*	62,600	1,152
Concur Technologies, Inc.*	115,600	3,644
EPIQ Systems, Inc.*	49,536	932
JDA Software Group, Inc.*	58,100	1,200
Omnicell, Inc.*	65,200	1,861
		8,789
Electronic Components & Semiconductors — 6.0%
ANADIGICS, Inc.*	30,800	557
Cubic Corp.	53,400	2,252
O2Micro International Ltd.*	144,400	2,234
Microtune, Inc.*	85,800	517
Standard Microsystems Corp.*	36,300	1,395
		6,955
Entertainment & Leisure — 2.8%
Premier Exhibitions, Inc.*#	71,000	1,071
Steiner Leisure Ltd.*	50,000	2,170
		3,241
Finance — 1.0%
Portfolio Recovery Associates, Inc.#	21,400	1,136

Food & Beverages — 0.9%
Boston Beer Co., Inc.*	22,400	1,090

Human Resources — 0.9%
Kforce, Inc.*	85,100	1,094

Instruments - Controls — 1.0%
OYO Geospace Corp.*	12,700	1,177

Insurance — 2.9%
American Physicians Capital, Inc.	61,950	2,414
National Interstate Corp.	29,127	897
		3,311
Machinery & Heavy Equipment — 4.9%
Applied Industrial Technologies, Inc.	16,650	513
Astec Industries, Inc.*	30,400	1,746
Kadant, Inc.*	52,600	1,473
The Middleby Corp.*#	30,000	1,936
		5,668

	Number of	Value
	Shares	(000)†

Manufacturing — 2.5%
Calgon Carbon Corp.*#	41,400	$578
Ceradyne, Inc.*#	30,000	2,272
		2,850
Medical Services — 3.4%
ICON PLC ADR*	37,400	1,909
Sun Healthcare Group, Inc.*	125,600	2,099
		4,008
Metal Components & Products — 3.9%
Dynamic Materials Corp.	33,000	1,580
L.B. Foster Co.*	24,100	1,047
LKQ Corp.*	55,000	1,915
		4,542
Oil & Gas — 7.3%
Arena Resources, Inc.*	19,500	1,277
Dawson Geophysical Co.*	29,100	2,256
Flotek Industries, Inc.*#	52,600	2,322
Gulfport Energy Corp.*	33,000	781
Matrix Service Co.*	42,800	897
PetroQuest Energy, Inc.*	39,500	424
Superior Well Services, Inc.*	23,100	525
		8,482
Paper & Related Products — 0.8%
Buckeye Technologies, Inc.*	62,117	940

Pharmaceuticals — 2.3%
Anika Therapeutics, Inc.*	53,700	1,117
PARAXEL International Corp.*	38,600	1,593
		2,710
Retail — 5.1%
1-800-FLOWERS.COM, Inc.*	39,100	453
Movado Group, Inc.	60,200	1,922
Smith & Wesson Holding Corp.*#	150,000	2,863
The Topps Co., Inc.	71,000	688
		5,926
Security Technology — 3.3%
VASCO Data Security International, Inc.*	110,000	3,884

Services - Commercial — 5.4%
Huron Consulting Group, Inc.*	33,500	2,433
Michael Baker Corp.*	22,000	1,078
Stanley, Inc.*	40,900	1,127
Team, Inc.*	61,400	1,681
		6,319
Telecommunications — 5.4%
Alaska Communications Systems Group, Inc.	99,500	1,438
Cbeyond, Inc.*	46,400	1,893
Harmonic, Inc.*	99,000	1,050
Novatel Wireless, Inc.*	83,500	1,891
		6,272
Textiles & Apparel — 0.4%
Hartmarx Corp.*	104,800	514

Transportation & Related Services — 6.9%
GulfMark Offshore, Inc.*	39,000	1,898
Hub Group, Inc., Class A*	54,000	1,622
Navios Maritime Holdings, Inc.	168,000	2,208
TBS International Ltd.*	55,430	2,286
		8,014

TOTAL COMMON STOCKS (Cost $76,949)		105,869

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Provident Institutional Funds -
TempCash	84,905	85
BlackRock Provident Institutional Funds -
TempFund	84,904	85

TOTAL SHORT-TERM INVESTMENTS (Cost $170)		170

	Par
	(000)
SECURITIES LENDING COLLATERAL— 8.8%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$355	355
Barclays Time Deposit
5.170%, 10/01/07	355	355
Dexia Time Deposit
5.250%, 10/01/07	355	355
Fed Funds
4.540%, 10/01/07	778	778
Institutional Money Market Trust
5.398%, 10/01/07	7,719	7,719
IXIS Time Deposit
5.220%, 10/01/07	355	355
National Bank of Canada Time Deposit
5.220%, 10/01/07	355	355

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,272)		10,272

TOTAL INVESTMENTS —- 100.0% (Cost $87,391) (a)		$116,311

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR-American Depository Receipt

PLC-Public Limited Company

(a) At September 30, 2007, the cost for Federal income tax purposes was $87,396,406. Net unrealized appreciation was $28,914,967. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $29,666,466 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $751,499.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)†
COMMON STOCKS — 75.4%
Aerospace & Defense — 0.9%
AAR Corp.*	25,193	$764
EDO Corp.#	22,053	1,235
		1,999
Automobiles & Related — 2.3%
Asbury Automotive Group, Inc.	42,192	836
Commercial Vehicle Group, Inc.*	64,367	826
Lithia Motors, Inc.	8,221	140
Tenneco, Inc.*	43,920	1,362
Wabash National Corp.	171,827	1,940
		5,104
Banking — 11.2%
Alabama National BanCorporation	24,753	1,929
Bancorp, Inc.*	61,262	1,131
Bank of Hawaii Corp.	10,674	564
Bank of the Ozarks, Inc.	28,369	866
Berkshire Hills Bancorp, Inc.	18,244	552
Bridge Capital Holdings*	4,219	94
Brookline Bancorp, Inc.	70,931	822
Cardinal Financial Corp.	59,434	594
Central Pacific Financial Corp.#	21,849	638
Chittenden Corp.	10,744	378
Cobiz Financial, Inc.#	57,909	991
Columbia Banking System, Inc.	30,787	980
East West Bancorp, Inc.	4,968	179
F.N.B. Corp.#	49,385	817
First Community Bancorp	6,907	378
First Financial Bankshares, Inc.#	28,725	1,154
Glacier Bancorp, Inc.#	72,969	1,643
Hancock Holding Co.	9,957	399
IBERIABANK Corp.	25,723	1,354
Millenium Bankshares Corp.	40,851	286
NewAlliance Bancshares, Inc.	33,422	491
Nexity Financial Corp.*	18,624	155
PFF Bancorp, Inc.	22,969	352
Pinnacle Financial Partners, Inc.*	1,589	46
Preferred Bank	12,374	487
Prosperity Bancshares, Inc.	50,432	1,672
Provident Bankshares Corp.	1,970	62
Signature Bank*	65,212	2,297
Smithtown Bancorp, Inc.	51	1
Southcoast Financial Corp.*	21,259	387
Sterling Bancorp	20,626	289
Sterling Bancshares, Inc.	26,997	308
Sterling Financial Corp.	10,719	288
Summit State Bank	14,292	142
Texas Capital Bancshares, Inc.*	12,810	279
United Community Banks, Inc.#	39,246	962
West Coast Bancorp	22,499	639
Westamerica Bancorporation#	4,021	200
		24,806
Building & Real Estate — 0.5%
Hovanian Enterprises, Inc.*#	27,451	304
Modtech Holdings, Inc. *	66,089	122
The Ryland Group, Inc.#	30,743	659
		1,085
Building Maintance & Services — 0.5%
Goodman Global, Inc.*#	49,743	1,188

	Number of	Value
	Shares	(000)†

Building Products & Supplies — 0.8%
Builders Firstsource, Inc.*#	21,752	$235
Universal Forest Products, Inc.	41,918	1,253
Williams Scotsman International, Inc.*	6,783	188
		1,676
Cable Operators — 0.6%
Anixter International, Inc.*#	5,948	490
RCN Corp.	62,867	773
		1,263
Chemicals — 3.7%
H.B. Fuller Co.	60,188	1,786
KMG Chemicals, Inc.#	26,708	699
Minerals Technologies, Inc.	28,361	1,900
Penford Corp.	10,184	384
PolyOne Corp.*	125,751	939
UAP Holding Corp.	76,035	2,385
		8,093
Computer - Internet Services & Software — 0.6%
Ariba, Inc.*	123,519	1,332

Computer - Network Products & Services — 1.3%
Black Box Corp.	22,257	952
Insight Enterprises, Inc.*	26,083	673
Intervoice, Inc.*	91,154	856
Micros Systems, Inc.*	7,279	474
		2,955
Computer Services & Software — 3.3%
Avid Technology, Inc.*#	26,256	711
Commvault Systems, Inc.*	23,450	434
Electronics for Imaging, Inc.*	68,209	1,832
Lawson Software, Inc.*	63,824	639
MSC.Software Corp.*	34,140	465
Parametric Technology, Corp.*	88,878	1,548
Progress Software Corp.*	24,434	740
Transactions Systems Architects, Inc.*#	39,674	887
		7,256
Consulting Services — 0.7%
LECG Corp.	35,453	528
MAXIMUS, Inc.	5,642	246
Watson Wyatt Worldwide, Inc.	16,672	749
		1,523
Consumer Products — 1.3%
Fossil, Inc.*	39,379	1,471
Jarden Corp.*	4,488	139
Playtex Products, Inc.*	40,647	743
Prestige Brands Holdings, Inc.*	48,928	537
		2,890
Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.*	36,866	994

Distribution Services — 1.0%
NuCo2, Inc.*	20,357	524
Watsco, Inc.	37,024	1,719
		2,243
Diversified Operations — 0.7%
Actuant Corp.#	25,494	1,656

Education — 0.4%
Bright Horizons Family Solutions, Inc.*	18,322	785

	Number of	Value
	Shares	(000)†

Electronic Components & Semiconductors — 4.5%
AMIS Holdings, Inc.*	53,792	$522
ATMI, Inc.*	29,014	863
Belden, Inc.	21,393	1,004
Benchmark Electronics, Inc.*	41,606	993
Cirrus Logic, Inc.*	177,133	1,134
Comfort Systems USA, Inc.	91,690	1,302
Emulex Corp.*	59,583	1,142
Entegris, Inc.*	3,004	26
FormFactor, Inc.*	18,272	811
Franklin Electric Co., Inc.#	6,965	286
Integrated Device Technology, Inc.*	78,298	1,212
Tessera Technologies, Inc.*	17,732	665
		9,960
Energy Resources & Services — 4.2%
Cleco Corp.	49,875	1,260
El Paso Electric Co.*	137,701	3,185
Empire District Electric Co.	11,629	263
Graftech International Ltd.*	60,915	1,087
MGE Energy, Inc.	3,687	123
Sierra Pacific Resources	31,362	493
South Jersey Industries, Inc.	37,182	1,294
Unisource Energy Corp.	11,948	357
Westar Energy, Inc.	49,047	1,205
		9,267
Finance — 2.0%
Compass Diversified Trust	40,297	647
Financial Federal Corp.	46,019	1,289
First Niagara Financial Group, Inc.	29,004	410
Flushing Financial Corp.	4,598	77
Highland Distressed Opportunities, Inc.	52,382	672
Knight Capital Group*	35,326	423
PennantPark Investment Corp.#	54,363	729
Washington Federal, Inc.	2,973	78
WSFS Financial Corp.	1,486	93
		4,418
Food & Beverages — 0.2%
Nash Finch Co.	8,997	358

Healthcare — 0.5%
Cardiac Science Corp.*	111,749	1,126

Hotels & Gaming — 0.6%
Boyd Gaming Corp.	23,560	1,010
Isle of Capri Casinos, Inc.*	18,114	352
		1,362
Human Resources — 0.9%
Hewitt Associates, Inc.*#	12,977	455
On Assignment, Inc.*	50,336	470
Resources Connection, Inc.	41,817	968
		1,893
Index Fund — 4.0%
iShares Russell 2000 Value Index Fund#	116,188	8,912

Industrial — 0.3%
Tennant Co.	15,535	757

Insurance — 4.7%
American Equity Investment Life Holding Co.	126,014	1,342
Aspen Insurance Holdings Ltd.	33,928	947
Donegal Group, Inc.	30,793	498
Max Capital Group Ltd.	35,023	982
Meadowbrook Insurance Group, Inc.*	75,695	682

	Number of	Value
	Shares	(000)†

Insurance — (Continued)
National Atlantic Holdings Corp.*	31,327	$290
ProAssurance Corp.*#	34,226	1,844
ProCentury Corp.	64,896	949
RLI Corp.	15,491	879
Security Capital Assurance Ltd.#	32,190	735
StanCorp Financial Group, Inc.	5,650	280
The Navigators Group, Inc.*	18,418	999
		10,427
Machinery & Heavy Equipment — 0.8%
Applied Industrial Technologies, Inc.	40,209	1,240
MTS Systems Corp.	14,628	609
		1,849
Manufacturing — 0.0%
Trex Co., Inc.*#	4,210	47

Marine Services — 0.2%
Aegean Marine Petroleum Network, Inc.	12,282	445

Medical Products — 1.2%
American Medical Systems Holdings, Inc.*#	28,428	482
Owens & Minor, Inc.	25,008	953
PSS World Medical, Inc.*	60,255	1,153
		2,588
Medical Services & Equipment — 1.8%
Amedisys, Inc.*	28,274	1,086
Edwards Lifesciences Corp.*#	17,620	869
LHC Group, Inc.*	39,060	839
Symmetry Medical, Inc.*	73,068	1,220
		4,014
Metal Components & Products — 1.9%
Commercial Metals Co.	27,809	880
Kaiser Aluminum Corp.	10,300	727
Mueller Industries, Inc.	39,274	1,419
Olympic Steel, Inc.	25,354	689
RBC Bearings, Inc.*	14,581	559
		4,274
Office Equipment & Supplies — 0.5%
IKON Office Solutions, Inc.	86,025	1,105

Oil & Gas — 5.2%
Concho Resources, Inc.*	59,957	888
Northwest Natural Gas Co.	7,087	324
Oil States International, Inc.*	45,369	2,191
Parallel Petroleum Corp.*	56,531	961
Piedmont Natural Gas Co.#	1,590	40
Range Resources Corp.	43,618	1,774
Rex Energy Corp.*	87,067	701
Southwest Gas Corp.	27,720	784
W-H Energy Services, Inc.*	26,006	1,918
Williams Partners LP#	49,011	2,025
		11,606
Paper & Related Products — 0.3%
Caraustar Industries, Inc.*	149,463	667

Pharmaceuticals — 0.5%
Medarex, Inc.*#	76,929	1,089

Restaurants — 1.0%
California Pizza Kitchen, Inc.*	32,116	564
CEC Entertainment, Inc.*	40,908	1,099
Einstein Noah Restaurant Group, Inc.*	32,168	603
		2,266

	Number of	Value
	Shares	(000)†

Retail — 3.8%
Aaron Rents, Inc.	41,785	$932
Big Lots, Inc.*#	42,624	1,272
Cache, Inc.*	65,124	1,163
Casey’s General Stores, Inc.	85,028	2,355
Charming Shopper, Inc.*	94,491	794
Gymboree Corp.*	17,926	632
Hot Topic, Inc.*	32,394	242
Pacific Sunwear of California, Inc.*	37,768	559
The Wet Seal, Inc.*	138,067	534
		8,483
Services - Commercial — 0.6%
Macrovision Corp.*	28,883	711
School Specialty, Inc.*	18,583	644
		1,355
Telecommunications — 2.1%
Andrew Corp.*	42,922	595
Dobson Communications Corp.*	40,444	517
General Cable Corp.*#	8,083	543
Plantronics, Inc.	25,965	741
Premiere Global Services, Inc.*	63,242	800
Tekelec*	124,280	1,504
		4,700
Textiles & Apparel — 1.0%
G & K Services, Inc.	37,771	1,518
K-Swiss, Inc.	30,705	703
		2,221
Transportation & Related Services — 1.5%
AirTran Holdings, Inc.*	174,670	1,719
Forward Air Corp.	25,229	751
Heartland Express, Inc.#	54,298	775
		3,245
Waste Management — 0.8%
Waste Connections, Inc.*#	54,475	1,730

TOTAL COMMON STOCKS (Cost $157,480)		167,012

REAL ESTATE INVESTMENT TRUSTS — 6.1%
Apartments — 0.5%
American Campus Communities, Inc.	38,119	1,117

Building & Real Estate — 1.3%
Digital Realty Trust, Inc.	30,142	1,187
National Retail Properties, Inc.#	64,350	1,569
		2,756
Diversified Operations — 0.7%
Entertainment Properties Trust	15,301	777
Lexington Realty Trust#	40,851	817
		1,594
Healthcare — 0.9%
Cogdell Spencer, Inc.	32,432	600
Omega Healthcare Investors, Inc.#	95,232	1,479
		2,079
Local Retail — 0.4%
Arcadia Realty Trust#	35,832	972

Office Property — 1.9%
BioMed Realty Trust, Inc.	47,821	1,153
Brandywine Realty Trust	37,069	938
Parkway Properties, Inc.	48,318	2,133
		4,224

	Number of	Value
	Shares	(000)†

Storage — 0.4%
U-Store-It Trust	64,271	$848

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,766)		13,590

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Provident Institutional Funds - TempCash	2,704,807	2,705
RBB Sansom Street Fund Money Market Portfolio	2,704,814	2,705

TOTAL SHORT-TERM INVESTMENTS (Cost $5,410)		5,410

	Par
	(000)
SECURITIES LENDING COLLATERAL— 16.0%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$1,223	1,223
Barclays Time Deposit
5.170%, 10/01/07	1,223	1,223
Dexia Time Deposit
5.250%, 10/01/07	1,223	1,223
Fed Funds
4.540%, 10/01/07	2,682	2,682
Institutional Money Market Trust
5.398%, 10/01/07	26,596	26,596
IXIS Time Deposit
5.220%, 10/01/07	1,222	1,222
National Bank of Canada Time Deposit
5.220%, 10/01/07	1,222	1,222

TOTAL SECURITIES LENDING COLLATERAL (Cost $35,391)		35,391

TOTAL INVESTMENTS —- 100.0% (Cost $211,047) (a)		$221,403

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

(a) At September 30, 2007, the cost for Federal income tax purposes was $211,689,757. Net unrealized appreciation was $9,713,025. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $23,644,436 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $13,931,411.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

INTERNATIONAL EQUITY FUND

	Number of	Value
	Shares	(000)†
COMMON STOCK — 89.3%
Australia — 7.1%
Aristocrat Leisure Ltd	478,391	$5,901
BHP Billiton Ltd.	129,200	5,107
Rio Tinto Ltd.	50,291	4,829
Westfield Group	509	10
Woolworths Ltd.	251,312	6,625
WorleyParsons Ltd.	108,305	4,076
		26,548
Belgium — 3.6%
Colruyt NV	12,725	2,688
InBev NV	120,200	10,894
		13,582
Brazil — 4.2%
Banco Itau Holding Financeira S.A. ADR	109,550	5,545
Companhia Vale do Rio Doce ADR#	160,000	5,429
Petroleo Brasileiro S.A. ADR	62,842	4,745
		15,719
Canada — 3.1%
Canadian Natural Resources Ltd.	117,700	8,941
Power Corp. of Canada	64,551	2,587
		11,528
France — 4.9%
Air Liquide S.A.	26,800	3,587
Paris RE Holdings Ltd.*	66,700	1,607
Schlumberger Ltd.	6,200	657
Schlumberger Ltd. ADR	59,300	6,226
Total S.A.	79,300	6,448
		18,525
Germany — 3.0%
Deutsche Boerse AG	41,900	5,706
Siemens AG	40,200	5,527
		11,233
Hong Kong — 5.4%
China Mobile Ltd.	265,000	4,339
China Mobile Ltd. ADR#	38,800	3,183
CNOOC Ltd.	4,192,500	7,043
Jardine Matheson Holdings Ltd.	194,600	5,566
		20,131
India — 6.8%
Bharti Airtel Ltd.*	153,200	3,614
HDFC Bank Ltd.	41,200	1,484
HDFC Bank Ltd. ADR	118,850	12,732
Housing Development Finance Corp. Ltd.	119,500	7,581
		25,411
Japan — 6.1%
Millea Holdings, Inc.	275,200	11,069
Park24 Co. Ltd.	405,600	3,648
Toyota Motor Corp.	140,500	8,293
		23,010
Mexico — 3.9%
America Movil S.A.B. de C.V., Series L	547,994	1,748
America Movil S.A.B. de C.V., Series L ADR#	110,785	7,090
Grupo Modelo S.A.B. de C.V., Series C	1,176,600	5,640
		14,478
Norway — 2.9%
Orkla ASA	604,300	10,794

	Number of	Value
	Shares	(000)†

Spain — 3.2%
Enagas	311,800	$8,083
Red Electrica de Espana	78,768	4,083
		12,166
Sweden — 4.1%
Atlas Copco AB, Class B	363,000	5,802
Investor AB, Class B	172,500	4,430
Sandvik AB	246,300	5,284
		15,516
Switzerland — 15.5%
ABB Ltd.	276,300	7,276
Compagnie Financiere Richemont AG	82,800	5,487
EFG International	66,811	3,145
Geberit AG*	21,010	2,748
Kuehne & Nagel International AG	82,275	8,099
Lindt & Spruengli AG	918	3,193
Nestle AG	27,465	12,338
Roche Holding AG	70,250	12,738
UBS AG	61,000	3,280
		58,304
United Kingdom — 15.5%
British American Tobacco PLC	473,208	16,963
Diageo PLC	269,123	5,914
Imperial Tobacco Group PLC	195,550	8,966
Reckitt Benckiser PLC	129,410	7,604
SABMiller PLC	221,900	6,320
Tesco PLC	1,397,792	12,562
		58,329

TOTAL COMMON STOCK (Cost $249,680)		335,274

WARRANTS — 4.3%
CLSA Financial-CW10 Bharti Televentures*	560,654	13,239
CLSA Financial-CW10 HDFC Bank Ltd.	73,185	2,640
JPM International-CW09 HDFC Corp. Ltd.	4,400	279

TOTAL WARRANTS (Cost $9,072)		16,158

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Provident Institutional Funds - TempCash	4,448,944	4,449
BlackRock Provident Institutional Funds - TempFund	4,448,943	4,449

TOTAL SHORT-TERM INVESTMENTS (Cost $8,898)		8,898

	Par
	(000)
SECURITIES LENDING COLLATERAL — 4.0%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$521	521
Barclays Time Deposit
5.170%, 10/01/07	521	521

	Par	Value
	(000)	(000)†
SECURITIES LENDING COLLATERAL — (continued)
Dexia Time Deposit
5.250%, 10/01/07	$521	$521
Fed Funds
4.540%, 10/01/07	1,143	1,143
Institutional Money Market Trust
5.398%, 10/01/07	11,332	11,332
IXIS Time Deposit
5.220%, 10/01/07	521	521
National Bank of Canada Time Deposit
5.220%, 10/01/07	521	521

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,080)		15,080

TOTAL INVESTMENTS —- 100.0% (Cost $282,730) (a)		$375,410

† See Security Valuation Note.

* Non-income producing security.

# Security position is either entirely or partially on loan.

ADR - American Depository Receipt

PLC - Public Limited Company

(a) At September 30, 2007, the cost for Federal income tax purposes was $283,122,398.  Net unrealized appreciation was $92,287,883.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $95,833,194 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $3,545,311.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000)†
Automobiles & Related	2.5%	$8,293
Banking	6.8%	22,906
Building & Real Estate	0.0%	10
Builing Products & Supplies	0.8%	2,748
Consumer Products	11.9%	39,853
Diversified Operations	8.1%	27,171
Energy Resources & Services	3.6%	12,166
Finance	6.3%	20,997
Food & Beverages	11.3%	37,979
Insurance	4.6%	15,263
Machinery & Heavy Equipment	1.7%	5,802
Manufacturing	1.8%	5,901
Metals & Mining	4.5%	15,365
Oil & Gas	11.2%	37,647
Pharmaceuticals	3.8%	12,738
Retail	8.2%	27,362
Services - Commercial	4.5%	15,000
Telecommunications	6.0%	19,974
Transportation & Related Services	2.4%	8,099
	100.0%	$335,274

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2007 (Unaudited)

REIT FUND

	Number of	Value
	Shares	(000)†
REAL ESTATE INVESTMENT TRUSTS — 83.2%
Apartments — 11.0%
AvalonBay Communities, Inc.	25,900	$3,058
BRE Properties, Inc.#	25,600	1,432
Camden Property Trust	27,800	1,786
Equity Residential Properties Trust#	37,100	1,572
GMH Communities Trust	32,500	252
		8,100
Diversified Operations — 6.7%
Colonial Properties Trust#	27,500	943
Vornado Realty Trust	37,000	4,046
		4,989
Factory Outlets — 0.8%
Tanger Factory Outlet Centers, Inc.#	13,800	560

Healthcare — 6.0%
Health Care REIT, Inc.	31,900	1,411
Nationwide Health Properties, Inc.	50,600	1,525
Ventas, Inc.#	36,000	1,490
		4,426
Hotels & Resorts — 7.3%
DiamondRock Hospitality Co.	70,100	1,220
Host Hotels & Resorts, Inc.#	126,969	2,849
Lasalle Hotel Properties	32,300	1,359
		5,428
Industrial — 7.1%
AMB Property Corp.	39,600	2,368
Prologis	43,400	2,880
		5,248
Manufactured Homes — 0.4%
Equity Lifestyle Properties, Inc.	5,400	280

Mixed Industrial/Office — 3.4%
Digital Realty Trust, Inc.	27,200	1,071
Kilroy Realty Corp.	16,700	1,013
PS Business Parks, Inc.	7,900	449
		2,533
Office Property — 12.3%
BioMed Realty Trust, Inc.	43,900	1,058
Boston Properties, Inc.	28,500	2,961
Corporate Office Properties Trust	38,000	1,582
Highwoods Properties, Inc.	29,600	1,085
SL Green Realty Corp.#	20,300	2,370
		9,056
Regional Malls — 14.1%
CBL & Associates Properties, Inc.	24,700	866
General Growth Properties, Inc.	46,100	2,472
Simon Property Group, Inc.	55,400	5,540
Taubman Centers, Inc.	27,900	1,528
		10,406
Storage — 4.1%
Public Storage	38,415	3,021

Strip Centers — 10.0%
Acadia Realty Trust#	28,200	765
Federal Realty Investment Trust	19,600	1,737
Kimco Realty Corp.	45,200	2,044
Kite Realty Group Trust	37,100	697
Regency Centers Corp.	28,400	2,180
		7,423

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $59,410)		61,470

	Number of	Value
	Shares	(000)†
SHORT-TERM INVESTMENTS — 4.7%
BlackRock Provident Institutional Funds - TempCash	1,736,976	$1,737
BlackRock Provident Institutional Funds - TempFund	1,736,976	1,737

TOTAL SHORT-TERM INVESTMENTS (Cost $3,474)		3,474

	Par
	(000)
SECURITIES LENDING COLLATERAL— 12.1%
Bank of Montreal Time Deposit
5.200%, 10/01/07	$310	310
Barclays Time Deposit
5.170%, 10/01/07	310	310
Dexia Time Deposit
5.250%, 10/01/07	310	310
Fed Funds
4.540%, 10/01/07	679	679
Institutional Money Market Trust
5.398%, 10/01/07	6,736	6,736
IXIS Time Deposit
5.220%, 10/01/07	310	310
National Bank of Canada Time Deposit
5.220%, 10/01/07	309	309

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,964)		8,964

TOTAL INVESTMENTS —- 100.0% (Cost $71,848) (a)		$73,908

† See Security Valuation Note.

# Security position is either entirely or partially on loan.

(a) At September 30, 2007, the cost for Federal income tax purposes was $72,165,170. Net unrealized appreciation was $1,742,773. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $4,120,227 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $2,377,454.

SECURITY VALUATION

Money Market Fund — Investments in securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

Limited Maturity Bond, Quality Bond, High Yield Bond, Flexibly Managed, Growth Stock, Large Cap Value, Large Cap Growth, Index 500, Mid Cap Growth, Mid Cap Value, Strategic Value, Small Cap Growth, Small Cap Value, International Equity, and REIT Funds— Portfolio securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange or market on which they are traded on the valuation date or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Debt and fixed income securities may be valued by recognized independent third-party pricing agents, employing methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. To the extent that bid prices are provided by the pricing service, the Funds will use the bid price. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security’s primary market is temporarily closed at a time when under normal conditions it would be open. Options and futures contracts are valued at the last sale price on the market where such options or futures contracts are principally traded.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade, and the time at which the Fund’s NAV is calculated. These securities are valued at a fair value utilizing an independent third-party valuation service in accordance with procedures adopted by the Fund’s Board of Directors. The valuations obtained may not necessarily be the price that would be obtained upon sale of these securities.

The high yield securities in which the High Yield Bond Fund may invest are predominantly speculative as to the issuer’s continuing ability to meet principal and interest payments. The value of the lower quality securities in which the High Yield Bond Fund may invest will be affected by the credit worthiness of individual issuers, general economic and specific industry conditions, and will fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:  market value of investment securities, assets and liabilities at the current rate of exchange; purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

[Please verify, please provide further information if this statement is not correct.]

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Please verify, please provide further information if this statement is not correct.]

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman
Peter M. Sherman, President
(principal executive officer)

Date	November 27, 2007

By (Signature and Title)*	/s/ Jill Bukata
Jill Bukata, Controller
(principal financial officer)

Date	November 27, 2007

* Print the name and title of each signing officer under his or her signature.